UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10267
Investment Company Act file number

AssetMark Funds
(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 425
Pleasant Hill, CA 94523-3967
(Address of principal executive offices) (Zip code)

Carrie Hansen
AssetMark Investment Services, Inc.
2300 Contra Costa Boulevard, Suite 425
Pleasant Hill, CA 94523-3967
(Name and address of agent for service)

Michael P. O'Hare, ESQ.
Stradley, Ronon,
Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

(866) 548-2653
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2006
AssetMark Large Cap Growth
(Unaudited)

Shares		Value
	COMMON STOCKS - 96.28%
	Aerospace & Defense - 2.60%
79,950	Precision Castparts Corp.	$4,777,812
176,500	United Technologies Corp.	11,193,630
		15,971,442
	Air Freight & Logistics - 1.21%
132,600	Expeditors International Washington, Inc.	7,426,926
	Auto Components - 0.46%
34,625	Johnson Controls, Inc. (b)	2,846,868
	Beverages - 2.96%
56,600	The Coca-Cola Co.	2,434,932
17,850	Hansen Natural Corp. (a)	3,398,105
205,275	PepsiCo, Inc.	12,324,711
		18,157,748
	Biotechnology - 5.34%
120,976	Amgen, Inc. (a)(b)	7,891,264
174,360	Genentech, Inc. (a)(b)	14,262,648
73,800	Genzyme Corp. (a)(b)	4,505,490
103,200	Gilead Sciences, Inc. (a)(b)	6,105,312
		32,764,714
	Capital Markets - 4.94%
80,000	The Bank of New York Co., Inc.	2,576,000
27,125	BlackRock, Inc. (b)	3,774,986
68,575	The Goldman Sachs Group, Inc.	10,315,737
61,210	Lehman Brothers Holdings, Inc. (b)	3,987,832
46,150	Merrill Lynch & Co, Inc.	3,210,194
47,300	SEI Investments Co.	2,312,024
71,075	State Street Corp. (b)	4,128,747
		30,305,520
	Chemicals - 0.53%
51,300	Air Products & Chemicals, Inc. (b)	3,279,096
	Commercial Banks - 1.33%
153,667	Commerce Bancorp Inc. (b)	5,481,302
49,600	Wachovia Corp. (b)	2,682,368
		8,163,670
	Commercial Services & Supplies - 0.54%
78,225	Monster Worldwide, Inc. (a)(b)	3,337,079
	Communications Equipment - 5.63%
660,025	Cisco Systems, Inc. (a)(b)	12,890,288
193,175	Corning, Inc. (a)	4,672,903
298,225	Motorola, Inc. (b)	6,009,234
275,226	QUALCOMM, Inc.	11,028,306
		34,600,731
	Computers & Peripherals - 5.47%
94,175	Apple Computer, Inc. (a)	5,379,276
163,275	Dell, Inc. (a)(b)	3,985,543
166,300	Hewlett-Packard Co.	5,268,384
427,075	Network Appliance, Inc. (a)(b)	15,075,747
76,100	SanDisk Corp. (a)(b)	3,879,578
		33,588,528
	Consumer Finance - 2.05%
68,550	American Express Co. (b)	3,648,231
23,500	Capital One Financial Corp. (b)	2,008,075
130,700	SLM Corp.	6,916,644
		12,572,950
	Diversified Financial Services - 2.38%
15,725	Chicago Mercantile Exchange Holdings, Inc. (b)	7,723,334
66,950	Citigroup, Inc. (b)	3,229,668
87,475	J.P. Morgan Chase & Co. (b)	3,673,950
		14,626,952
	Electrical Equipment - 1.80%
132,200	Emerson Electric Co.	11,079,682
	Electronic Equipment & Instruments - 0.73%
40,600	CDW Corp. (b)	2,218,790
67,450	Molex, Inc. (b)	2,264,296
		4,483,086
	Energy Equipment & Services - 4.73%
46,450	Baker Hughes, Inc. (b)	3,801,932
99,375	Halliburton Co.	7,374,619
125,125	National-Oilwell, Inc. (a)(b)	7,922,915
153,000	Schlumberger Ltd. (b)	9,961,830
		29,061,296
	Food & Staples Retailing - 3.85%
55,100	Costco Wholesale Corp. (b)	3,147,863
95,825	CVS Corp. (b)	2,941,828
129,654	Walgreen Co.	5,813,685
121,425	Wal-Mart Stores, Inc.	5,849,042
91,175	Whole Foods Market, Inc. (b)	5,893,552
		23,645,970
	Food Products - 0.72%
107,350	Archer-Daniels-Midland Co.	4,431,408
	Health Care Equipment & Supplies - 3.18%
71,300	Biomet, Inc. (b)	2,230,977
44,200	Dentsply International, Inc.	2,678,520
102,000	Medtronic, Inc. (b)	4,785,840
54,800	St Jude Medical, Inc. (a)	1,776,616
169,917	Varian Medical Systems, Inc. (a)(b)	8,045,570
		19,517,523
	Health Care Providers & Services - 2.43%
87,025	DaVita, Inc. (a)	4,325,142
42,450	Express Scripts, Inc. (a)	3,045,363
53,300	Quest Diagnostics	3,193,736
59,550	Wellpoint, Inc. (a)	4,333,454
		14,897,695
	Hotels Restaurants & Leisure - 3.20%
39,600	Carnival Corp. (b)	1,652,904
360,025	Starbucks Corp. (a)(b)	13,594,544
73,325	Starwood Hotels & Resorts Worldwide, Inc.	4,424,430
		19,671,878
	Household Products - 2.83%
59,050	Colgate-Palmolive Co. (b)	3,537,095
248,825	Procter & Gamble Co.	13,834,670
		17,371,765
	Industrial Conglomerates - 3.45%
44,750	3M Co. (b)	3,614,458
532,950	General Electric Co.	17,566,032
		21,180,490
	Insurance - 6.07%
90,101	Aflac, Inc.	4,176,181
85,750	American International Group, Inc.	5,063,538
76,400	Chubb Corp.	3,812,360
54,125	Hartford Financial Services Group, Inc. (b)	4,578,975
491,592	The Progressive Corp.	12,638,830
90,500	Prudential Financial, Inc.	7,031,850
		37,301,734
	Internet & Catalog Retail - 2.84%
192,665	Amazon.Com, Inc. (a)(b)	7,452,282
340,355	eBay, Inc. (a)(b)	9,968,998
		17,421,280
	Internet Software & Services - 4.61%
82,875	Akamai Technologies, Inc. (a)(b)	2,999,246
48,827	Google, Inc. (a)(b)	20,474,626
147,350	Yahoo!, Inc. (a)(b)	4,862,550
		28,336,422
	IT Services - 2.20%
39,700	Automatic Data Processing, Inc.	1,800,395
112,000	Cognizant Technology Solutions Corp. (a)(b)	7,545,440
56,319	First Data Corp.	2,536,608
36,350	Fiserv, Inc. (a)	1,648,836
		13,531,279
	Machinery - 2.58%
100,500	Caterpillar, Inc.	7,485,240
64,400	Dover Corp.	3,183,292
70,800	Illinois Tool Works, Inc. (b)	3,363,000
53,500	Pentair, Inc. (b)	1,829,165
		15,860,697
	Media - 1.59%
36,500	Getty Images, Inc. (a)(b)	2,318,115
56,300	The McGraw-Hill Companies, Inc. (b)	2,827,949
17,300	Omnicom Group Inc. (b)	1,541,257
102,970	The Walt Disney Co. (b)	3,089,100
		9,776,421
	Metals & Mining - 0.33%
24,400	Phelps Dodge Corp. (b)	2,004,704
	Multiline Retail - 1.53%
58,900	Kohl's Corp. (a)(b)	3,482,168
118,050	Nordstrom, Inc. (b)	4,308,825
32,800	Target Corp. (b)	1,602,936
		9,393,929
	Oil & Gas - 0.37%
33,000	Apache Corp. (b)	2,252,250
	Pharmaceuticals - 1.97%
88,400	Johnson & Johnson	5,296,928
105,700	Pfizer, Inc.	2,480,779
97,275	Wyeth	4,319,983
		12,097,690
	Real Estate Agents And Managers - 0.76%
186,925	CB Richard Ellis Group, Inc. (a)	4,654,432
	Semiconductor & Semiconductor Equipment - 1.82%
86,850	Intel Corp. (b)	1,645,807
128,150	Maxim Integrated Products, Inc. (b)	4,114,897
179,625	Texas Instruments, Inc. (b)	5,440,841
		11,201,545
	Software - 2.08%
107,548	Adobe Systems, Inc. (a)(b)	3,265,157
50,913	Electronic Arts, Inc. (a)(b)	2,191,296
144,200	Microsoft Corp.	3,359,860
147,278	Salesforce.com, Inc. (a)(b)	3,926,431
		12,742,744
	Specialty Retail - 3.54%
61,100	Bed Bath & Beyond, Inc. (a)(b)	2,026,687
75,150	Best Buy Co, Inc. (b)	4,121,226
119,275	Lowe's Cos, Inc.	7,236,414
74,300	Office Depot, Inc. (a)(b)	2,823,400
227,050	Staples, Inc. (b)	5,521,856
		21,729,583
	Textiles, Apparel & Luxury Goods - 0.46%
34,750	Nike, Inc. (b)	2,814,750
	Thrifts & Mortgage Finance - 1.17%
188,320	Countrywide Financial Corp. (b)	7,171,226
	TOTAL COMMON STOCKS (Cost $543,491,164)	591,273,703

	SHORT TERM INVESTMENTS - 3.48%
	Money Market Funds - 3.48%
21,365,742	Federated Prime Obligations Fund
	4.980%, 01/01/2050	21,365,742
	TOTAL SHORT TERM INVESTMENTS (Cost $21,365,741)	21,365,742
Principal
Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 37.06%
	COMMERCIAL PAPER - 17.76%
$ 10,743,169	Antalis Funding, 5.33%, 07/07/06 (c) (d)	10,732,056
4,996,823	CCN Independence IV LLC, 5.27%, 04/16/07 (c)	4,996,823
3,747,617	Concord Minutemen Capital Co., 5.1%, 07/05/06 (c)	3,747,617
7,495,234	Duke Funding, 5.12%, 12/06/06 (c)	7,495,234
999,365	Duke Funding, 5.34%, 07/27/06 (c) (d)	995,082
10,493,328	Fenway Funding LLC, 5.35%, 07/05/06 (c) (d)	10,485,531
9,244,122	Laguna Corp., 5.32%, 07/27/06 (c) (d)	9,196,579
5,746,346	Lakeside Funding LLC, 5.17%, 07/10/06 (c)	5,746,346
4,497,140	Mortgage Interest Networking Trust, 5.22%, 07/06/06 (c) (d)	4,484,149
6,246,028	Mortgage Interest Networking Trust, 5.34%, 07/12/06 (c) (d)	6,234,007
4,996,823	Rams Funding LLC, 5.13%, 07/06/06 (c) (d)	4,974,878
4,996,823	Rams Funding LLC, 5.32%, 07/17/06 (c) (d)	4,976,960
1,499,047	Rams Funding LLC, 5.32%, 07/24/06 (c) (d)	1,492,833
5,135,734	Stratford Financial Group, 5.14%, 07/11/06 (c) (d)	5,107,304
6,495,870	Stratford Financial Group, 5.13%, 07/12/06 (c) (d)	6,461,820
1,748,888	Thornburg Mortgage Capital LLC, 5.11%, 07/06/06 (c) (d)	1,740,489
9,493,963	Thornburg Mortgage Capital LLC, 5.14%, 07/07/06 (c) (d)	9,454,806
10,743,169	UBS Finance, 5.27%, 07/03/06 (d)	10,738,451

	TOTAL COMMERCIAL PAPER (Cost $109,060,965)	109,060,965

	CORPORATE BONDS AND NOTES - 1.26%
2,498,411	Bayerische Landesbank, 5.37%, 12/24/15	2,498,411
2,998,094	Metlife Global, 5.44%, 04/28/08	2,998,094
2,248,570	Northlake, 5.33%, 03/06/33 (c)	2,248,570

	TOTAL CORPORATE BONDS AND NOTES (Cost $7,745,075)	7,745,075

	CORPORATE PAYDOWN SECURITIES - 1.51%
2,498,411	Duke Funding, 5.09%, 10/11/06 (c)	2,498,411
6,736,739	Leafs LLC, 5.27%, 04/20/07 (c)	6,736,739

	TOTAL CORPORATE PAYDOWN SECURITIES (Cost $9,235,150)	9,235,150
Shares
	MUTUAL FUNDS - 0.26%
1,364,849	AIM Short Term Liquid Asset Fund	1,364,849
249,841	Merrill Lynch Premier Institutional Fund	249,841

	TOTAL MUTUAL FUNDS (Cost $1,614,690)	1,614,690
Principal Amount
	REPURCHASE AGREEMENTS - 16.27%
$ 12,492,057	Bear Stearns Repurchase Agreement, 5.46%, 07/03/06
	(Collateralized by non-U.S. Government debt securities, value $12,781,690, 5.33% to 7.28%, 11/01/06 to 12/01/07)	12,492,057
49,968,228	Citigroup Global Repurchase Agreement, 5.36%, 07/03/06
	(Collateralized by non-U.S. Government debt securities, value $54,947,565, 4.86% to 7.20%, 10/15/32 to 08/12/39)	49,968,228
2,498,411	CS First Boston Repurchase Agreement, 5.25%, 07/03/06
	(Collateralized by non-U.S. Government debt securities, value $2,612,239, 0.00% to 4.68%, 06/25/36 to 08/13/39)	2,498,411
22,485,702	CS First Boston Repurchase Agreement, 5.25%, 07/03/06
	(Collateralized by Ginnie Mae and Freddie Mac Mortgage Obligations, value $22,883,841, 0.00% to 5.44%, 05/25/17 to 05/25/36)	22,485,702
12,492,057	Morgan Stanley Repurchase Agreement, 4.91%, 04/03/06
	(Collateralized by U.S. Government Agency Issues, value $12,690,099, 4.00% to 6.00%, 02/01/18 to 09/01/35)	12,492,057

	TOTAL REPURCHASE AGREEMENTS (Cost $99,936,455)	99,936,455

	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $227,592,335)	227,592,335

	Total Investments (Cost $792,449,240) - 136.82%	840,231,780
	Liabilities in Excess of Other Assets - (36.82)%	(226,114,711)
	TOTAL NET ASSETS - 100.00%	$614,117,069

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted under Rule 144a of the Securities Act of 1933.
(d)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2006.

	The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*:

	Cost of investments	$792,449,240
	Gross unrealized appreciation	70,888,229
	Gross unrealized depreciation	(23,105,689)
	Net unrealized appreciation	$47,782,540

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
June 30, 2006
AssetMark Large Cap Value
(Unaudited)

Shares		Value
	COMMON STOCKS - 96.92%
	Aerospace & Defense - 0.89%
88,200	Northrop Grumman Corp. (b)	5,650,092
	Airlines - 0.01%
121,040	Delta Air Lines, Inc. (a)(b)	90,780
	Auto Components - 0.92%
1,038,246	Delphi Corp. (b)	1,765,018
96,915	The Goodyear Tire & Rubber Co. (a)(b)	1,075,757
36,500	Johnson Controls, Inc. (b)	3,001,030
		5,841,805
	Automobiles - 2.70%
945,576	Ford Motor Co. (b)	6,552,842
253,705	General Motors Corp.	7,557,872
55,550	Harley-Davidson, Inc. (b)	3,049,139
		17,159,853
	Beverages - 1.32%
74,300	Anheuser-Busch Companies, Inc.	3,387,337
146,800	Coca-Cola Enterprises, Inc.	2,990,316
30,350	Diageo plc - ADR (b)	2,050,142
		8,427,795
	Building Products - 1.32%
282,500	Masco Corp. (b)	8,373,300
	Capital Markets - 1.68%
41,570	Ameriprise Financial, Inc.	1,856,932
135,600	Lehman Brothers Holdings, Inc. (b)	8,834,340
		10,691,272
	Chemicals - 2.32%
217,300	The Dow Chemical Co.	8,481,219
95,500	PPG Industries, Inc.	6,303,000
		14,784,219
	Commercial Banks - 5.21%
196,800	Bank of America Corp.	9,466,080
112,480	Fifth Third Bancorp (b)	4,156,136
56,319	HSBC Holdings PLC - ADR (b)	4,975,784
244,300	KeyCorp (b)	8,716,624
31,700	Lloyds TSB Group Plc - ADR (b)	1,251,199
67,950	Wells Fargo & Co. (b)	4,558,086
		33,123,909
	Commercial Services & Supplies - 0.48%
14,150	Dun & Bradstreet Corp. (a)(b)	985,972
86,100	H&R Block, Inc. (b)	2,054,346
		3,040,318
	Communications Equipment - 1.19%
158,750	Avaya, Inc. (a)(b)	1,812,925
2,384,125	Lucent Technologies, Inc. (a)(b)	5,769,582
		7,582,507
	Computers & Peripherals - 1.79%
53,500	Dell, Inc. (a)(b)	1,305,935
90,500	Hewlett-Packard Co.	2,867,040
51,690	International Business Machines Corp.	3,970,826
58,375	Lexmark International, Inc. (a)	3,259,076
		11,402,877
	Construction Materials - 0.18%
14,450	Vulcan Materials Co.	1,127,100
	Consumer Finance - 1.24%
148,300	American Express Co. (b)	7,892,526
	Containers & Packaging - 0.55%
66,600	Sealed Air Corp. (b)	3,468,528
	Diversified Financial Services - 3.90%
264,770	Citigroup, Inc. (b)	12,772,505
237,303	J.P. Morgan Chase & Co. (b)	9,966,726
37,650	Moody's Corp. (b)	2,050,419
		24,789,650
	Diversified Telecommunication Services - 5.57%
499,445	AT&T Inc. (b)	13,929,521
174,105	BellSouth Corp.	6,302,601
98,100	Sprint Corp. (b)	1,961,019
395,165	Verizon Communications, Inc. (b)	13,234,076
		35,427,217
	Electric Utilities - 1.66%
176,600	TXU Corp. (b)	10,558,914
	Energy Equipment & Services - 1.23%
109,600	GlobalSantaFe Corp. (b)	6,329,400
18,600	Transocean, Inc. (a)(b)	1,493,952
		7,823,352
	Food & Staples Retailing - 4.29%
125,800	Costco Wholesale Corp. (b)	7,186,954
256,756	The Kroger Co.	5,612,686
295,695	Safeway, Inc. (b)	7,688,070
108,120	Supervalu, Inc. (b)	3,319,284
72,950	Wal-Mart Stores, Inc. (b)	3,514,002
		27,320,996
	Food Products - 0.89%
20,500	Hershey Foods Corp. (b)	1,128,935
281,530	Sara Lee Corp.	4,510,111
		5,639,046
	Health Care Providers & Services - 3.00%
29,050	Cardinal Health, Inc. (b)	1,868,786
42,950	Caremark Rx, Inc. (a)(b)	2,141,917
67,800	Cigna Corp.	6,678,978
125,550	HCA, Inc. (b)	5,417,483
427,500	Tenet Healthcare Corp. (a)(b)	2,983,950
		19,091,114
	Hotels Restaurants & Leisure - 0.96%
77,000	Carnival Corp. (b)	3,213,980
86,000	McDonald's Corp.	2,889,600
		6,103,580
	Household Durables - 0.44%
39,500	Fortune Brands, Inc. (b)	2,804,895
	Household Products - 1.22%
102,800	Kimberly-Clark Corp. (b)	6,342,760
25,900	Procter & Gamble Co.	1,440,040
		7,782,800
	Industrial Conglomerates - 1.72%
37,000	3M Co. (b)	2,988,490
289,050	Tyco International Ltd. (b)	7,948,875
		10,937,365
	Insurance - 9.88%
209,600	The Allstate Corp. (b)	11,471,408
113,700	American International Group, Inc.	6,713,985
32,350	AON Corp.	1,126,427
2,103	Berkshire Hathaway, Inc. (a)(b)	6,399,429
144,570	Loews Corp.	5,125,006
167,640	Marsh & McLennan Companies, Inc. (b)	4,507,840
182,800	Metlife, Inc. (b)	9,361,188
167,400	The Progressive Corp. (b)	4,303,854
269,800	The St. Paul Travelers Companies Inc.	12,027,684
31,866	Transatlantic Holdings, Inc.	1,781,309
		62,818,130
	IT Services - 1.08%
59,637	Electronic Data Systems Corp.	1,434,866
59,150	Iron Mountain, Inc. (a)(b)	2,211,027
515,175	Unisys Corp. (a)	3,235,299
		6,881,192
	Leisure Equipment & Products - 1.78%
245,286	Eastman Kodak Co. (b)	5,832,901
334,105	Mattel, Inc.	5,516,074
		11,348,975
	Machinery - 1.59%
34,600	Deere & Co. (b)	2,888,754
87,800	Paccar, Inc. (b)	7,232,964
		10,121,718
	Media - 4.58%
234,800	CBS Corporation (b)	6,351,340
149,950	Comcast Corp. (a)(b)	4,915,361
188,275	Gannett Co, Inc. (b)	10,530,221
114,200	News Corp.	2,190,356
158,380	Tribune Co.	5,136,263
		29,123,541
	Metals & Mining - 1.37%
88,470	Alcoa, Inc. (b)	2,862,889
71,000	Phelps Dodge Corp. (b)	5,833,360
		8,696,249
	Oil & Gas - 8.63%
123,600	Apache Corp.	8,435,700
220,352	ConocoPhillips	14,439,667
59,100	Devon Energy Corp. (b)	3,570,231
103,795	El Paso Corp.	1,556,925
52,550	EOG Resources, Inc. (b)	3,643,817
133,850	Occidental Petroleum Corp. (b)	13,726,317
142,800	Valero Energy Corp.	9,499,056
		54,871,713
	Paper & Forest Products - 0.91%
92,800	Weyerhaeuser Co. (b)	5,776,800
	Pharmaceuticals - 6.44%
255,911	Bristol-Myers Squibb Co. (b)	6,617,859
52,000	Johnson & Johnson	3,115,840
303,470	Merck & Co., Inc. (b)	11,055,412
540,806	Pfizer, Inc.	12,692,717
331,775	Schering-Plough Corp.	6,313,678
25,935	Wyeth	1,151,773
		40,947,279
	Real Estate Investment Trusts - 2.11%
196,800	Equity Office Properties Trust (b)	7,185,168
75,400	Simon Property Group, Inc. (b)	6,253,676
		13,438,844
	Road & Rail - 0.44%
35,000	Burlington Northern Santa Fe Corp. (b)	2,773,750
	Semiconductor & Semiconductor Equipment - 1.42%
356,200	Intel Corp. (b)	6,749,990
151,696	Micron Technology, Inc. (a)(b)	2,284,542
		9,034,532
	Software - 1.30%
355,560	Microsoft Corp.	8,284,548
	Specialty Retail - 1.00%
249,800	Limited Brands, Inc.	6,392,382
	Thrifts & Mortgage Finance - 4.31%
165,700	Countrywide Financial Corp. (b)	6,309,856
115,800	Fannie Mae (b)	5,569,980
87,900	Golden West Financial Corp. (b)	6,522,180
198,200	Washington Mutual, Inc. (b)	9,033,956
		27,435,972
	Tobacco - 2.64%
228,961	Altria Group, Inc. (b)	16,812,606
	TOTAL COMMON STOCKS (Cost $560,836,247)	616,512,743

	SHORT TERM INVESTMENTS - 2.73%
	Money Market Funds - 2.73%
17,373,381	Federated Prime Obligations Fund
	4.980%, 01/01/2050	17,373,368
	TOTAL SHORT TERM INVESTMENTS (Cost $17,373,368)	17,373,368
Principal
Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 39.90%
	COMMERCIAL PAPER - 19.12%
$ 11,979,766	Antalis Funding, 5.33%, 07/07/06 (c) (d)	11,967,373
5,571,984	CCN Independence IV LLC, 5.27%, 04/16/07 (c)	5,571,984
4,178,989	Concord Minutemen Capital Co., 5.1%, 07/05/06 (c)	4,178,989
8,357,976	Duke Funding, 5.12%, 12/06/06 (c)	8,357,976
1,114,397	Duke Funding, 5.34%, 07/27/06 (c) (d)	1,109,621
11,701,167	Fenway Funding LLC, 5.35%, 07/05/06 (c) (d)	11,692,472
10,308,172	Laguna Corp., 5.32%, 07/27/06 (c) (d)	10,255,156
6,407,782	Lakeside Funding LLC, 5.17%, 07/10/06 (c)	6,407,782
5,014,786	Mortgage Interest Networking Trust, 5.22%, 07/06/06 (c) (d)	5,000,299
6,964,980	Mortgage Interest Networking Trust, 5.34%, 07/12/06 (c) (d)	6,951,574
5,571,984	Rams Funding LLC, 5.13%, 07/06/06 (c) (d)	5,547,514
5,571,984	Rams Funding LLC, 5.32%, 07/17/06 (c) (d)	5,549,835
1,671,595	Rams Funding LLC, 5.32%, 07/24/06 (c) (d)	1,664,666
5,726,885	Stratford Financial Group, 5.14%, 07/11/06 (c) (d)	5,695,182
7,243,579	Stratford Financial Group, 5.13%, 07/12/06 (c) (d)	7,205,611
1,950,194	Thornburg Mortgage Capital LLC, 5.11%, 07/06/06 (c) (d)	1,940,828
10,586,770	Thornburg Mortgage Capital LLC, 5.14%, 07/07/06 (c) (d)	10,543,105
11,979,766	UBS Finance, 5.27%, 07/03/06 (d)	11,974,505

	TOTAL COMMERCIAL PAPER (Cost $121,614,472)	121,614,472

	CORPORATE BONDS AND NOTES - 1.36%
2,785,992	Bayerische Landesbank, 5.37%, 12/24/15	2,785,992
3,343,190	Metlife Global, 5.44%, 04/28/08	3,343,190
2,507,393	Northlake, 5.33%, 03/06/33 (c)	2,507,393

	TOTAL CORPORATE BONDS AND NOTES (Cost $8,636,575)	8,636,575

	CORPORATE PAYDOWN SECURITIES - 1.62%
2,785,992	Duke Funding, 5.09%, 10/11/06 (c)	2,785,992
7,512,174	Leafs LLC, 5.27%, 04/20/07 (c)	7,512,174

	TOTAL CORPORATE PAYDOWN SECURITIES (Cost $10,298,166)	10,298,166
Shares
	MUTUAL FUNDS - 0.28%
1,521,951	AIM Short Term Liquid Asset Fund	1,521,951
278,599	Merrill Lynch Premier Institutional Fund	278,599

	TOTAL MUTUAL FUNDS (Cost $1,800,550)	1,800,550
Principal Amount
	REPURCHASE AGREEMENTS - 17.52%
$ 13,929,960	Bear Stearns Repurchase Agreement, 5.46%, 07/03/06
	(Collateralized by non-U.S. Government debt securities, value $14,252,932, 5.33% to 7.28%, 11/01/06 to 12/01/07)	13,929,960
55,719,841	Citigroup Global Repurchase Agreement, 5.36%, 07/03/06
	(Collateralized by non-U.S. Government debt securities, value $61,272,327, 4.86% to 7.20%, 10/15/32 to 08/12/39)	55,719,841
2,785,992	CS First Boston Repurchase Agreement, 5.25%, 07/03/06
	(Collateralized by non-U.S. Government debt securities, value $2,912,922, 0.00% to 4.68%, 06/25/36 to 08/13/39)	2,785,992
25,073,928	CS First Boston Repurchase Agreement, 5.25%, 07/03/06
	(Collateralized by Ginnie Mae and Freddie Mac Mortgage Obligations, value $25,517,895, 0.00% to 5.44%, 05/25/17 to 05/25/36)	25,073,928
13,929,960	Morgan Stanley Repurchase Agreement, 4.91%, 04/03/06
	(Collateralized by U.S. Government Agency Issues, value $14,150,799, 4.00% to 6.00%, 02/01/18 to 09/01/35)	13,929,960

	TOTAL REPURCHASE AGREEMENTS (Cost $111,439,681)	111,439,681

	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $253,789,444)	253,789,444

	Total Investments (Cost $831,999,059) - 139.55%	887,675,555
	Liabilities in Excess of Other Assets - (39.55)%	(251,579,029)
	TOTAL NET ASSETS - 100.00%	$636,096,526

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted under Rule 144a of the Securities Act of 1933.
(d)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2006.

	The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*:

	Cost of investments	$831,999,059
	Gross unrealized appreciation	79,768,386
	Gross unrealized depreciation	(24,091,890)
	Net unrealized appreciation	$55,676,496

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
June 30, 2006
AssetMark Small Mid Cap Growth
(Unaudited)

Shares		Value
	COMMON STOCKS - 97.49%
	Aerospace & Defense - 1.75%
92,543	BE Aerospace, Inc. (a)(b)	$2,115,533
16,800	Precision Castparts Corp.	1,003,968
		3,119,501
	Air Freight & Logistics - 1.08%
38,200	EGL, Inc. (a)(b)	1,917,640
	Airlines - 0.58%
18,300	AMR Corp. (a)(b)	465,186
57,000	Mesa Air Group, Inc. (a)(b)	561,450
		1,026,636
	Auto Components - 0.13%
8,300	TRW Automotive Holdings Corp. (a)	226,424
	Biotechnology - 2.25%
15,100	Cephalon, Inc. (a)(b)	907,510
34,200	Kendle International, Inc. (a)	1,256,166
16,200	Regeneron Pharmaceuticals, Inc. (a)	207,684
44,800	Vertex Pharmaceuticals, Inc. (a)(b)	1,644,608
		4,015,968
	Capital Markets - 5.48%
31,350	Affiliated Managers Group, Inc. (a)(b)	2,724,001
5,600	AG Edwards, Inc. (b)	309,792
41,904	GFI Group Inc. (a)(b)	2,260,721
21,300	Greenhill & Co, Inc. (b)	1,294,188
36,000	Investment Technology Group, Inc. (a)	1,830,960
33,500	Lazard Ltd (b)	1,353,400
		9,773,062
	Chemicals - 1.80%
24,700	Airgas, Inc.	920,075
8,400	Eastman Chemical Co. (b)	453,600
75,700	Nalco Holding Co. (a)	1,334,591
17,000	Westlake Chemical Corp.	506,600
		3,214,866
	Commercial Banks - 1.23%
67,450	Signature Bank (a)	2,184,031
	Commercial Services & Supplies - 7.88%
36,800	American Reprographics Co. (a)	1,334,000
27,350	The Corporate Executive Board Co. (b)	2,740,470
26,900	CoStar Group, Inc. (a)	1,609,427
17,200	Dun & Bradstreet Corp. (a)(b)	1,198,496
14,800	Equifax, Inc.	508,232
15,800	First Advantage Corp. (a)(b)	367,508
36,850	ITT Educational Services, Inc. (a)(b)	2,425,098
27,600	Laureate Education, Inc. (a)	1,176,588
44,850	Monster Worldwide, Inc. (a)(b)	1,913,301
43,600	Tetra Tech, Inc. (a)	773,464
		14,046,584
	Communications Equipment - 2.70%
20,500	Avocent Corp. (a)(b)	538,125
35,400	Belden CDT, Inc.	1,169,970
72,650	CommScope, Inc. (a)(b)	2,282,663
8,300	Harris Corp.	344,533
16,700	Nice Sys Ltd. - ADR (a)	469,938
		4,805,229
	Computers & Peripherals - 1.65%
11,100	Electronics for Imaging, Inc. (a)	231,768
30,100	Intergraph Corp. (a)(b)	947,849
44,700	Rackable Systems Inc. (a)(b)	1,765,203
		2,944,820
	Construction & Engineering - 0.61%
22,200	EMCOR Group, Inc. (a)	1,080,474
	Containers & Packaging - 0.65%
52,400	Packaging Corp. of America	1,153,848
	Diversified Financial Services - 2.77%
37,586	International Secs Exch, Inc.	1,430,899
117,568	Nasdaq Stock Market, Inc. (a)(b)	3,515,283
		4,946,182
	Diversified Telecommunication Services - 0.54%
215,500	Level 3 Communications, Inc. (a)(b)	956,820
	Electrical Equipment - 1.29%
36,000	Thomas & Betts Corp. (a)	1,846,800
15,100	Woodward Governor Co.	460,701
		2,307,501
	Electronic Equipment & Instruments - 1.77%
18,700	Electro Scientific Industries, Inc. (a)	336,413
37,550	Itron, Inc. (a)(b)	2,225,213
75,700	Sanmina-SCI Corporation (a)	348,220
6,600	Tech Data Corp. (a)(b)	252,846
		3,162,692
	Energy Equipment & Services - 5.67%
50,650	Dresser-Rand Group, Inc. (a)	1,189,262
23,800	Helmerich & Payne, Inc.	1,434,188
42,050	Hercules Offshore, Inc. (a)	1,471,750
54,150	Patterson-UTI Energy, Inc. (b)	1,532,986
56,700	Pride International, Inc. (a)(b)	1,770,741
27,943	Tidewater, Inc. (b)	1,374,796
23,300	Unit Corp. (a)	1,325,537
		10,099,260
	Health Care Equipment & Supplies - 1.71%
55,800	American Medical Systems Holdings, Inc. (a)(b)	929,070
9,000	Datascope Corp.	277,560
18,800	Haemonetics Corporation (a)	874,388
29,400	Zoll Medical Corp. (a)(b)	963,144
		3,044,162
	Health Care Providers & Services - 9.13%
18,150	The Advisory Board Co. (a)(b)	872,833
43,800	Centene Corp. (a)	1,030,614
18,500	Community Health Systems, Inc. (a)(b)	679,875
12,600	Coventry Health Care, Inc. (a)(b)	692,244
81,900	Emdeon Corp. (a)(b)	1,016,379
41,400	Health Net, Inc. (a)	1,870,038
34,200	Healthways, Inc. (a)(b)	1,800,288
67,550	LCA-Vision, Inc. (b)	3,574,070
11,600	Lincare Holdings, Inc. (a)	438,944
16,900	Odyssey HealthCare, Inc. (a)	296,933
5,900	Pharmaceutical Product Development, Inc.	207,208
68,100	Psychiatric Solutions, Inc. (a)(b)	1,951,746
41,050	Sierra Health Services, Inc. (a)(b)	1,848,482
		16,279,654
	Hotels Restaurants & Leisure - 5.09%
24,300	Darden Restaurants, Inc. (b)	957,420
32,100	Dominos Pizza, Inc.	794,154
44,500	Interstate Hotels & Resorts, Inc. (a)	413,405
32,850	Life Time Fitness, Inc. (a)(b)	1,519,970
23,300	Penn National Gaming, Inc. (a)	903,574
66,500	Pinnacle Entertainment, Inc. (a)	2,038,225
23,050	Station Casinos, Inc. (b)	1,569,244
65,200	Texas Roadhouse, Inc. (a)(b)	881,504
		9,077,496
	Household Durables - 1.53%
20,000	Blount International, Inc. (a)(b)	240,400
8,350	Harman International Industries, Inc. (b)	712,840
14,200	KB HOME (b)	651,070
13,600	Whirlpool Corp. (b)	1,124,040
		2,728,350
	Industrial Conglomerates - 0.63%
20,800	Teleflex, Inc. (b)	1,123,616
	Insurance - 0.56%
29,200	WR Berkley Corp.	996,596
	Internet Software & Services - 1.63%
24,778	Akamai Technologies, Inc. (a)(b)	896,716
15,900	Digital Insight Corp. (a)	545,211
26,600	Equinix, Inc. (a)(b)	1,459,276
		2,901,203
	IT Services - 5.43%
48,300	Acxiom Corp.	1,207,500
62,450	Alliance Data Systems Corp. (a)(b)	3,673,309
21,450	Cognizant Technology Solutions Corp. (a)(b)	1,445,087
11,200	Global Payments, Inc.	543,760
9,700	Hewitt Associates, Inc. (a)	218,056
35,200	SYKES Enterprises, Inc. (a)	568,832
66,340	Verifone Hldgs, Inc. (a)	2,022,043
		9,678,587
	Leisure Equipment & Products - 0.92%
99,200	Mattel, Inc.	1,637,792
	Life Science Tools & Services - 2.20%
25,000	Applera Corp. - Applied Biosystems Group (b)	808,750
38,100	Covance, Inc. (a)(b)	2,332,482
37,000	PerkinElmer, Inc.	773,300
		3,914,532
	Machinery - 4.97%
34,700	Bucyrus International, Inc. - Class A (b)	1,752,350
15,100	Clarcor, Inc. (b)	449,829
25,300	Columbus McKinnon Corporation (a)	550,022
14,400	Crane Co.	599,040
53,671	ESCO Technologies, Inc. (a)(b)	2,868,715
16,000	Freightcar Amer, Inc. (b)	888,160
17,700	Terex Corp. (a)	1,746,990
		8,855,106
	Marine - 0.48%
14,100	American Commercial Lines Inc. (a)(b)	849,525
	Media - 0.27%
22,700	Cablevision Systems Corp. (b)	486,915
	Metals & Mining - 2.58%
23,800	AK Steel Holding Corp. (a)(b)	329,154
9,300	Alliance Resource Partners LP	336,939
8,300	Metal Management, Inc.	254,146
29,500	Steel Dynamics, Inc. (b)	1,939,330
17,200	Steel Technologies, Inc.	334,368
66,000	Stillwater Mining Co. (a)(b)	836,880
16,300	Titanium Metals Corp. (a)(b)	560,394
		4,591,211
	Multiline Retail - 0.25%
16,900	Dollar Tree Stores, Inc. (a)(b)	447,850
	Oil & Gas - 0.85%
20,124	Cabot Oil & Gas Corp. (b)	986,076
13,700	W & T Offshore, Inc. (b)	532,793
		1,518,869
	Oil, Gas & Consumable Fuels - 0.64%
31,000	General Maritime Corp.	1,145,760
	Personal Products - 0.87%
64,700	NBTY, Inc. (a)	1,546,977
	Pharmaceuticals - 3.05%
48,834	Adams Respiratory Therapeutics, Inc. (a)	2,178,973
14,200	Biovail Corp.	332,422
44,900	Mylan Laboratories Inc. (b)	898,000
41,450	New River Pharmaceuticals Inc. (a)(b)	1,181,325
37,000	Theravance, Inc. (a)	846,560
		5,437,280
	Real Estate - 0.55%
14,100	BRE Properties, Inc. (b)	775,500
6,600	Healthcare Realty Trust, Inc.	210,210
		985,710
	Real Estate Management & Development - 0.64%
35,600	CB Richard Ellis Group, Inc. (a)	886,440
3,000	Jones Lang LaSalle, Inc.	262,650
		1,149,090
	Road & Rail - 1.26%
16,300	Arkansas Best Corp.	818,423
47,500	Knight Transportation, Inc. (b)	959,500
18,700	Laidlaw International, Inc.	471,240
		2,249,163
	Semiconductor & Semiconductor Equipment - 6.28%
63,900	Advanced Semiconductor Engineering Inc. - ADR (b)	317,583
44,100	Atmel Corp. (a)(b)	244,755
34,500	Axcelis Technologies, Inc. (a)	203,550
5,100	Cymer, Inc. (a)	236,946
30,262	Diodes, Inc. (a)	1,254,057
20,600	Hittite Microwave Corporation (a)	744,896
19,500	Intersil Corp.	453,375
10,500	Lam Research Corp. (a)	489,510
177,800	LSI Logic Corp. (a)(b)	1,591,310
103,400	Mattson Technology, Inc. (a)	1,010,218
46,250	MEMC Electronic Materials, Inc. (a)(b)	1,734,375
55,950	Microsemi Corp. (a)(b)	1,364,061
97,800	Triquint Semiconductor, Inc. (a)(b)	436,188
45,400	Zoran Corp. (a)	1,105,036
		11,185,860
	Software - 2.95%
11,700	Altiris, Inc. (a)	211,068
26,300	Blackbaud, Inc. (b)	597,010
98,800	Compuware Corp. (a)	661,960
11,900	Fair Isaac Corp.	432,089
34,500	Kronos, Inc. (a)	1,249,245
145,650	Nuance Communications, Inc. (a)(b)	1,465,239
8,000	The Reynolds & Reynolds Co.	245,360
21,400	Synopsys, Inc. (a)	401,678
		5,263,649
	Specialty Retail - 1.23%
30,750	Aeropostale, Inc. (a)(b)	888,368
21,200	Claire's Stores, Inc.	540,812
32,079	Hibbett Sporting Goods, Inc. (a)(b)	766,688
		2,195,868
	Thrifts & Mortgage Finance - 0.22%
20,900	CharterMac (b)	391,039
	Trading Companies & Distributors - 0.49%
14,600	Watsco, Inc.	873,372
	Wireless Telecommunication Services - 1.25%
36,500	Crown Castle International Corp. (a)(b)	1,260,710
20,500	Leap Wireless International, Inc. (a)	972,725
		2,233,435
	TOTAL COMMON STOCKS (Cost $161,424,223)	173,770,205

	SHORT TERM INVESTMENTS - 2.29%
	Money Market Funds - 2.29%
4,074,119	Federated Prime Obligations Fund
	4.980%, 01/01/2050	4,074,119
	TOTAL SHORT TERM INVESTMENTS (Cost $4,074,119)	4,074,119
Principal
Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 35.47%
	COMMERCIAL PAPER - 17.00%
$ 2,983,768	Antalis Funding, 5.33%, 07/07/06 (c) (d)	2,980,682
1,387,799	CCN Independence IV LLC, 5.27%, 04/16/07 (c)	1,387,799
1,040,849	Concord Minutemen Capital Co., 5.1%, 07/05/06 (c)	1,040,849
2,081,698	Duke Funding, 5.12%, 12/06/06 (c)	2,081,698
277,560	Duke Funding, 5.34%, 07/27/06 (c) (d)	276,370
2,914,378	Fenway Funding LLC, 5.35%, 07/05/06 (c) (d)	2,912,213
2,567,428	Laguna Corp., 5.32%, 07/27/06 (c) (d)	2,554,224
1,595,969	Lakeside Funding LLC, 5.17%, 07/10/06 (c)	1,595,969
1,249,019	Mortgage Interest Networking Trust, 5.22%, 07/06/06 (c) (d)	1,245,411
1,734,749	Mortgage Interest Networking Trust, 5.34%, 07/12/06 (c) (d)	1,731,410
1,387,799	Rams Funding LLC, 5.13%, 07/06/06 (c) (d)	1,381,704
1,387,799	Rams Funding LLC, 5.32%, 07/17/06 (c) (d)	1,382,283
416,340	Rams Funding LLC, 5.32%, 07/24/06 (c) (d)	414,614
1,426,380	Stratford Financial Group, 5.14%, 07/11/06 (c) (d)	1,418,484
1,804,139	Stratford Financial Group, 5.13%, 07/12/06 (c) (d)	1,794,682
485,730	Thornburg Mortgage Capital LLC, 5.11%, 07/06/06 (c) (d)	483,397
2,636,818	Thornburg Mortgage Capital LLC, 5.14%, 07/07/06 (c) (d)	2,625,943
2,983,767	UBS Finance, 5.27%, 07/03/06 (d)	2,982,457

	TOTAL COMMERCIAL PAPER (Cost $30,290,189)	30,290,189

	CORPORATE BONDS AND NOTES - 1.21%
693,900	Bayerische Landesbank, 5.37%, 12/24/15	693,900
832,679	Metlife Global, 5.44%, 04/28/08	832,679
624,510	Northlake, 5.33%, 03/06/33 (c)	624,510

	TOTAL CORPORATE BONDS AND NOTES (Cost $2,151,089)	2,151,089

	CORPORATE PAYDOWN SECURITIES - 1.44%
693,900	Duke Funding, 5.09%, 10/11/06 (c)	693,900
1,871,037	Leafs LLC, 5.27%, 04/20/07 (c)	1,871,037

	TOTAL CORPORATE PAYDOWN SECURITIES (Cost $2,564,937)	2,564,937
Shares
	MUTUAL FUNDS - 0.25%
379,068	AIM Short Term Liquid Asset Fund	379,068
69,390	Merrill Lynch Premier Institutional Fund	69,390

	TOTAL MUTUAL FUNDS (Cost $448,458)	448,458
Principal Amount
	REPURCHASE AGREEMENTS - 15.57%
$ 3,469,498	Bear Stearns Repurchase Agreement, 5.46%, 07/03/06
	(Collateralized by non-U.S. Government debt securities, value $3,549,940, 5.33% to 7.28%, 11/01/06 to 12/01/07)	3,469,498
13,877,992	Citigroup Global Repurchase Agreement, 5.36%, 07/03/06
	(Collateralized by non-U.S. Government debt securities, value $15,260,934, 4.86% to 7.20%, 10/15/32 to 08/12/39)	13,877,992
693,900	CS First Boston Repurchase Agreement, 5.25%, 07/03/06
	(Collateralized by non-U.S. Government debt securities, value $725,5514, 0.00% to 4.68%, 06/25/36 to 08/13/39)	693,900
6,245,096	CS First Boston Repurchase Agreement, 5.25%, 07/03/06
	(Collateralized by Ginnie Mae and Freddie Mac Mortgage Obligations, value $6,355,674, 0.00% to 5.44%, 05/25/17 to 05/25/36)	6,245,096
3,469,498	Morgan Stanley Repurchase Agreement, 4.91%, 04/03/06
	(Collateralized by U.S. Government Agency Issues, value $3,524,501, 4.00% to 6.00%, 02/01/18 to 09/01/35)	3,469,498

	TOTAL REPURCHASE AGREEMENTS (Cost $+27,755,984)	27,755,984

	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $63,210,657)	63,210,657

	Total Investments (Cost $228,708,999) - 135.25%	241,054,981
	Liabilities in Excess of Other Assets - (35.25)%	(62,824,500)
	TOTAL NET ASSETS - 100.00%	$178,230,481

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted under Rule 144a of the Securities Act of 1933.
(d)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2006.

	The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*:

	Cost of investments	$228,708,999
	Gross unrealized appreciation	19,300,741
	Gross unrealized depreciation	(6,954,759)
	Net unrealized appreciation	$12,345,982

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
June 30, 2006
AssetMark Small Mid Cap Value
(Unaudited)

Shares		Value
	COMMON STOCKS - 96.56%
	Auto Components - 0.36%
35,890	Superior Industries International, Inc. (b)	$656,428
	Biotechnology - 0.19%
98,500	Threshold Pharmaceutical, Inc. (a)(b)	344,750
	Capital Markets - 6.98%
51,400	AG Edwards, Inc. (b)	2,843,448
57,300	American Capital Strategies Ltd. (b)	1,918,404
57,800	Ameriprise Financial, Inc.	2,581,926
220,600	Apollo Investment Corp. (b)	4,076,688
9,860	The Bear Stearns Companies Inc. (b)	1,381,189
		12,801,655
	Chemicals - 1.37%
26,300	Ashland Inc. (b)	1,754,210
52,900	CF Industries Holdings, Inc.	754,354
		2,508,564
	Commercial Banks - 5.01%
17,100	Bancfirst Corp. (b)	765,225
26,200	BOK Financial Corp.	1,301,354
21,600	The Colonial BancGroup Inc.	554,688
166,800	Investors Bancorp, Inc. (a)(b)	2,260,140
16,300	Provident Bankshares Corp. (b)	593,157
41,000	TCF Financial Corp. (b)	1,084,450
79,000	UMB Financial Corp. (b)	2,633,860
		9,192,874
	Commercial Services & Supplies - 3.93%
235,300	Allied Waste Industries, Inc. (a)(b)	2,673,008
28,900	Equifax, Inc.	992,426
281,100	IKON Office Solutions, Inc.	3,541,860
		7,207,294
	Computers & Peripherals - 0.64%
29,000	Diebold, Inc. (b)	1,177,980
	Containers & Packaging - 1.29%
124,100	Longview Fibre Co.	2,369,069
	Diversified Commercial Services - 0.82%
54,700	Phh Corp. (a)(b)	1,506,438
	Diversified Financial Services - 4.99%
53,600	CIT Group, Inc.	2,802,744
88,200	GATX Corp. (b)	3,748,500
89,400	Leucadia National Corp. (b)	2,609,586
		9,160,830
	Diversified Telecommunication Services - 1.15%
47,300	Broadwing Corp. (a)(b)	489,555
39,740	Embarq Corp. (a)(b)	1,628,943
		2,118,498
	Electric Utilities - 2.78%
209,200	Centerpoint Energy, Inc. (b)	2,615,000
109,700	El Paso Electric Co. (a)	2,211,552
9,600	Hawaiian Electric Industries, Inc.	267,936
		5,094,488
	Electronic Equipment & Instruments - 6.22%
68,700	Coherent, Inc. (a)(b)	2,317,251
38,000	Mettler Toledo International, Inc. (a)	2,301,660
73,600	Tech Data Corp. (a)(b)	2,819,616
252,400	Vishay Intertechnology, Inc. (a)(b)	3,970,252
		11,408,779
	Energy Equipment & Services - 2.78%
66,800	Cameron International Corp. (a)	3,191,036
14,000	Helmerich & Payne, Inc.	843,640
8,100	RPC, Inc.	196,668
13,700	Universal Compression Holdings, Inc. (a)(b)	862,689
		5,094,033
	Food & Staples Retailing - 2.93%
25,900	Great Atlantic & Pacific Tea Co. (b)	588,448
58,000	Longs Drug Stores Corp.	2,645,960
227,100	Pathmark Stores, Inc. (a)(b)	2,137,011
		5,371,419
	Health Care Providers & Services - 4.06%
79,500	Genesis HealthCare Corp. (a)(b)	3,765,915
81,700	Sierra Health Services, Inc. (a)(b)	3,678,951
		7,444,866
	Hotels Restaurants & Leisure - 4.08%
105,000	Intrawest Corp.	3,345,300
99,940	Triarc Companies, Inc.	1,562,062
44,100	Wendy's International, Inc. (b)	2,570,589
		7,477,951
	Household Durables - 0.89%
31,380	MDC Holdings, Inc. (b)	1,629,563
	Insurance - 4.38%
67,600	Genworth Financial, Inc. (b)	2,355,184
40,200	LandAmerica Financial Group, Inc. (b)	2,596,920
144,600	Old Republic International Corp.	3,090,102
		8,042,206
	Marine - 0.47%
19,320	Alexander & Baldwin, Inc. (b)	855,296
	Media - 1.75%
220,200	Discovery Holding Co. (a)	3,221,526
	Metals & Mining - 0.94%
10,600	RTI International Metals, Inc. (a)(b)	591,904
17,400	Steel Dynamics, Inc. (b)	1,143,876
		1,735,780
	Multiline Retail - 3.16%
52,100	Dillard's Inc. (b)	1,659,385
51,700	Family Dollar Stores, Inc. (b)	1,263,031
29,500	JC Penney Co Inc Holding Co. (b)	1,991,545
54,700	Saks, Inc. (b)	884,499
		5,798,460
	Multi-Utilities & Unregulated Power - 4.87%
429,200	Aquila, Inc. (a)(b)	1,806,932
104,000	Energen Corp.	3,994,640
89,400	National Fuel Gas Co. (b)	3,141,516
		8,943,088
	Oil & Gas - 7.50%
52,200	Denbury Resources, Inc. (a)(b)	1,653,174
23,900	The Houston Exploration Co. (a)(b)	1,462,441
31,200	Overseas Shipholding Group, Inc.	1,845,480
61,500	Pioneer Natural Resources Co. (b)	2,854,215
18,390	Plains All American Pipeline, L.P.	803,091
50,020	Plains Exploration & Production Co. (a)(b)	2,027,811
64,500	Quicksilver Resources, Inc. (a)(b)	2,374,245
12,300	Western Gas Resources, Inc. (b)	736,155
		13,756,612
	Oil, Gas & Consumable Fuels - 1.32%
80,800	Cnx Gas Corp. (a)	2,424,000
	Pharmaceuticals - 1.15%
124,000	King Pharmaceuticals, Inc. (a)(b)	2,108,000
	Real Estate - 2.53%
116,400	American Home Mortgage Investment Corp. (b)	4,290,504
14,000	Centracore Properties Trust	346,500
33,200	Fieldstone Investment Corp. (b)	304,112
		4,941,116
	Real Estate Investment Trusts - 3.06%
43,300	New Century Financial Corporation (b)	1,980,975
75,600	Plum Creek Timber Co Inc. (b)	2,683,800
34,200	Thornburg Mortgage, Inc. (b)	953,154
		5,617,929
	Semiconductor & Semiconductor Equipment - 0.10%
14,000	Exar Corp. (a)	185,780
	Software - 0.35%
17,600	Fair Isaac Corp.	639,056
	Thrifts & Mortgage Finance - 14.35%
135,000	Astoria Financial Corp. (b)	4,110,750
119,160	Bank Mutual Corp.	1,456,135
152,990	Brookline Bancorp, Inc. (b)	2,106,673
84,500	Capitol Federal Financial	2,897,505
206,700	Hudson City Bancorp, Inc.	2,755,311
2,800	Itla Capital Corp. (b)	147,224
61,900	MAF Bancorp, Inc.	2,651,796
89,000	The PMI Group Inc. (b)	3,967,620
63,500	Radian Group, Inc. (b)	3,923,030
35,400	R-G Financial Corp. (b)	304,086
42,200	Webster Financial Corp. (b)	2,001,968
		26,322,098
	TOTAL COMMON STOCKS (Cost $179,647,083)	177,156,426

	SHORT TERM INVESTMENTS - 3.11%
5,697,945	Money Market Funds - 3.11%
	Federated Prime Obligations Fund
	4.980%, 01/01/2050	5,697,945
	TOTAL SHORT TERM INVESTMENTS (Cost $5,697,945)	5,697,945

Principal
Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 40.74%
	COMMERCIAL PAPER - 19.52%
$ 3,527,932	Antalis Funding, 5.33%, 07/07/06 (c) (d)	3,524,282
1,640,898	CCN Independence IV LLC, 5.27%, 04/16/07 (c)	1,640,898
1,230,674	Concord Minutemen Capital Co., 5.1%, 07/05/06 (c)	1,230,674
2,461,348	Duke Funding, 5.12%, 12/06/06 (c)	2,461,348
328,180	Duke Funding, 5.34%, 07/27/06 (c) (d)	326,773
3,445,887	Fenway Funding LLC, 5.35%, 07/05/06 (c) (d)	3,443,326
3,035,662	Laguna Corp., 5.32%, 07/27/06 (c) (d)	3,020,049
1,887,033	Lakeside Funding LLC, 5.17%, 07/10/06 (c)	1,887,033
1,476,809	Mortgage Interest Networking Trust, 5.22%, 07/06/06 (c) (d)	1,472,542
2,051,123	Mortgage Interest Networking Trust, 5.34%, 07/12/06 (c) (d)	2,047,175
1,640,898	Rams Funding LLC, 5.13%, 07/06/06 (c) (d)	1,633,692
1,640,898	Rams Funding LLC, 5.32%, 07/17/06 (c) (d)	1,634,376
492,270	Rams Funding LLC, 5.32%, 07/24/06 (c) (d)	490,229
1,686,515	Stratford Financial Group, 5.14%, 07/11/06 (c) (d)	1,677,179
2,133,168	Stratford Financial Group, 5.13%, 07/12/06 (c) (d)	2,121,987
574,314	Thornburg Mortgage Capital LLC, 5.11%, 07/06/06 (c) (d)	571,556
3,117,707	Thornburg Mortgage Capital LLC, 5.14%, 07/07/06 (c) (d)	3,104,848
3,527,932	UBS Finance, 5.27%, 07/03/06 (d)	3,526,382

	TOTAL COMMERCIAL PAPER (Cost $35,814,349)	35,814,349

	CORPORATE BONDS AND NOTES - 1.39%
820,449	Bayerische Landesbank, 5.37%, 12/24/15	820,449
984,540	Metlife Global, 5.44%, 04/28/08	984,540
738,404	Northlake, 5.33%, 03/06/33 (c)	738,404

	TOTAL CORPORATE BONDS AND NOTES (Cost $2,543,393)	2,543,393

	CORPORATE PAYDOWN SECURITIES - 1.65%
820,449	Duke Funding, 5.09%, 10/11/06 (c)	820,449
2,212,267	Leafs LLC, 5.27%, 04/20/07 (c)	2,212,267

	TOTAL CORPORATE PAYDOWN SECURITIES (Cost $3,032,716)	3,032,716
Shares
448,201	MUTUAL FUND - 0.29%
82,045	AIM Short Term Liquid Asset Fund	448,201
	Merrill Lynch Premier Institutional Fund	82,045

	TOTAL MUTUAL FUND (Cost $530,246)	530,246
Principal Amount
	REPURCHASE AGREEMENTS - 17.89%
$ 4,102,246	Bear Stearns Repurchase Agreement, 5.46%, 07/03/06
	(Collateralized by non-U.S. Government debt securities, value $4,197,358, 5.33% to 7.28%, 11/01/06 to 12/01/07)	4,102,246
16,408,984	Citigroup Global Repurchase Agreement, 5.36%, 07/03/06
	(Collateralized by non-U.S. Government debt securities, value $18,044,140, 4.86% to 7.20%, 10/15/32 to 08/12/39)	16,408,984
820,449	CS First Boston Repurchase Agreement, 5.25%, 07/03/06
	(Collateralized by non-U.S. Government debt securities, value $857,829, 0.00% to 4.68%, 06/25/36 to 08/13/39)	820,449
7,384,043	CS First Boston Repurchase Agreement, 5.25%, 07/03/06
	(Collateralized by Ginnie Mae and Freddie Mac Mortgage Obligations, value $7,514,787, 0.00% to 5.44%, 05/25/17 to 05/25/36)	7,384,043
4,102,246	Morgan Stanley Repurchase Agreement, 4.91%, 04/03/06
	(Collateralized by U.S. Government Agency Issues, value $4,167,281, 4.00% to 6.00%, 02/01/18 to 09/01/35)	4,102,246

	TOTAL REPURCHASE AGREEMENTS (Cost $32,817,968)	32,817,968

	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $74,738,672)	74,738,672

	Total Investments (Cost $260,083,700) - 140.41%	257,593,043
	Liabilities in Excess of Other Assets - (40.41)%	(74,139,282)
	TOTAL NET ASSETS - 100.00%	$183,453,761

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted under Rule 144a of the Securities Act of 1933.
(d)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2006.

	The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*:

	Cost of investments	$260,083,700
	Gross unrealized appreciation	5,432,346
	Gross unrealized depreciation	(7,923,003)
	Net unrealized appreciation	($2,490,657)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
June 30, 2006
AssetMark International Equity
(Unaudited)

Shares		Value
	COMMON STOCKS - 95.80%
	Austria - 3.56%
616,715	Boehler-Uddeholm AG - ADR (b)	$8,427,838
59,000	Boehler-Uddeholm AG	3,222,384
234,500	Erste Bank der Oesterreichischen Sparkassen AG - ADR	6,596,602
104,300	Wiener Staedtische Allgemeine Versicher AG (a)	6,134,392
		24,381,216
	Belgium - 1.14%
229,440	Fortis - ADR	7,809,656
	Brazil - 1.24%
109,300	Empresa Brasileira de Aeronautica SA - ADR (b)	3,986,171
50,000	Petroleo Brasileiro SA - ADR (b)	4,465,500
		8,451,671
	Canada - 0.91%
131,500	Petro-Canada Co. (a)	6,238,681
	Cayman Islands - 0.97%
2,348,000	Kingboard Chemical	6,616,557
	France - 12.02%
2,677	Arkema - ADR (a)	104,435
113,332	AXA	3,592,280
480,400	AXA - ADR (b)	15,747,512
5,500	BNP Paribas SA	525,933
186,300	BNP Paribas - ADR	8,915,163
59,700	CNP Assurances	5,666,647
52,398	Dassault Systemes SA - ADR (a)(b)	2,785,478
70,600	Lafarge SA	8,849,342
122,000	Legrand SA (a)	3,432,971
62,000	PPR SA	7,899,682
217,300	Sanofi-Aventis - ADR (b)	10,582,510
7,800	Total SA (a)	512,396
53,550	Total SA - ADR (b)	3,508,596
2,970	Vallourec SA	3,574,668
116,000	Zodiac SA	6,508,870
		82,206,483
	Germany - 10.45%
145,000	Adidas-Salomon AG	6,973,859
296,800	Commerzbank AG	10,746,919
60,500	Continental AG	6,181,314
37,200	Deutsche Bank AG (b)	4,185,000
20,000	Deutsche Bank AG	2,246,644
77,000	Hypo Real Estate Holding AG	4,662,444
184,000	IVG Immobilien AG	5,639,657
178,500	Patrizia Immobilien AG (a)	4,399,543
51,000	RWE AG	4,235,704
63,490	RWE AG - ADR	5,284,946
18,000	Siemens AG	1,564,084
177,380	Siemens AG - ADR (b)	15,400,131
		71,520,245
	Greece - 2.40%
254,200	National Bank of Greece SA	9,810,652
182,200	OPAP SA	6,621,500
		16,432,152
	Hong Kong - 2.17%
452,000	Cheung Kong (Holdings) Ltd.	4,903,880
4,542,000	Shun Tak Holdings Limited	5,949,502
587,400	Techtronic Industries Company, Ltd. - ADR (b)	3,970,472
		14,823,854
	Italy - 4.91%
820,800	Banca Intesa SpA	4,789,129
91,700	Buzzi Unicem SpA	2,101,565
152,000	Buzzi Unicem SpA	2,251,697
85,000	ENI SpA - ADR (b)	4,993,750
378,400	Mediaset SpA	4,458,195
1,916,600	Unicredito Italiano SpA	14,989,902
		33,584,238
	Japan - 23.29%
54,500	Advantest Corp.	5,573,413
186,600	Aeon Co Ltd	4,099,488
63,800	THE BANK OF FUKUOKA, LTD. - ADR (b)	4,855,531
54,000	Fanuc Ltd.	4,850,491
1,223,000	The Fuji Fire & Marine Insurance Company, Limited	5,050,754
208,600	Higo Bank	1,546,880
44,943	Hogy Medical Co.	2,356,305
715,000	The Joyo Bank Ltd.	4,347,312
463,000	Komatsu Ltd.	9,213,228
129,500	Leopalace 21 Corp.	4,461,108
330	Mitsubishi Tokyo Financial Group, Inc.	4,625,919
713,510	Mitsubishi Tokyo Financial Group, Inc. - ADR	9,953,464
375,200	Nidec Corp. - ADR	6,768,608
51,800	Nintendo Co. Ltd.	8,703,544
918,200	Nissan Motor Co., Ltd.	10,026,452
217,200	Nomura Holdings, Inc.	4,079,120
220,800	Nomura Holdings, Inc. - ADR	4,151,040
557,000	Nsk Ltd	4,624,123
334,800	NTT DoCoMo, Inc. - ADR	4,908,168
61,600	ORIX Corp. - ADR (b)	7,529,984
270	Osaka Securities Exchange Co., Ltd.	3,192,832
8,500	SBI Holdings, Inc.	3,758,277
186,000	Sega Sammy Holdings, Inc. (a)	6,896,507
225,000	The Shizuoka Bank Ltd.	2,427,882
44,800	THE SHIZUOKA BANK, LTD. - ADR (b)	4,843,879
27,000	SMC Corp.	3,825,124
490,100	TAIYO NIPPON SANSO CORPORATION	3,888,103
705,000	Toray Industries, Inc.	6,118,241
57,578	Toyota Motor Corp. - ADR	6,022,083
194,300	XEBIO CO., LTD	6,646,138
		159,343,998
	Mexico - 1.76%
89,979	Cemex S.A. de C.V. - ADR (a)	5,126,104
874,000	Corp GEO SA de CV (a)	2,903,764
208,100	Grupo Televisa SA - ADR (b)	4,018,411
		12,048,279
	Netherlands - 2.02%
276,800	ASML Holding NV (a)	5,597,085
55,100	European Aeronautic Defense and Space Co.	1,580,613
169,000	ING Groep NV	6,634,530
		13,812,228
	New Zealand - 0.88%
1,079,240	Fletcher Building Limited	6,017,092
	Republic of Korea (South) - 1.30%
267,800	Daegu Bank	4,790,933
6,500	Samsung Electronics Co., Ltd.	4,125,602
		8,916,535
	Singapore - 1.40%
1,029,000	Keppel Corp. Ltd.	9,569,859
	Spain - 1.25%
413,600	Banco Bilbao Vizcaya Argentaria SA - ADR (b)	8,520,160
	Sweden - 4.07%
107,000	AB SKF (a)	1,687,469
205,000	ForeningsSparbank AB	5,385,049
100,800	Sandvik AB - ADR (b)	5,859,696
44,000	Sandvik AB (a)	512,012
528,400	SKF AB - ADR (b)	8,325,629
1,843,000	Telefonaktiebolaget LM Ericsson	6,082,214
		27,852,069
	Switzerland - 7.12%
88,000	Credit Suisse Group	4,909,705
80,875	Julius Baer Holding Ltd. (a)	6,990,510
21,250	Nestle SA	6,662,100
128,200	Novartis AG	6,918,504
95,300	Novartis AG - ADR	5,138,576
80,000	Roche Holding AG	13,201,005
59,600	Roche Holding Ltd. - ADR	4,916,392
		48,736,792
	Taiwan - 1.59%
302,000	Hon Hai Precision Industries Co., Ltd. - ADR	3,731,029
384,001	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (a)(b)	3,525,128
1,163,000	United Microelectronics Corp. - ADR (b)	3,616,930
		10,873,087
	United Kingdom - 11.35%
488,000	3i Group PLC (a)	8,124,511
567,400	BP Plc	6,578,878
496,400	Collins Stewert Tullett	6,954,663
368,800	GlaxoSmithKline Plc	10,292,180
390,001	Ladbrokes Plc (a)	2,940,283
330,000	Next Plc	9,945,075
634,200	Renovo Group Plc (a)	1,366,280
13,610	Rio Tinto PLC - ADR (b)	2,854,153
1,680,000	Sage Group Plc	7,162,367
75,000	Tesco Plc	462,978
332,387	Tesco PLC - ADR	6,159,995
224,900	Vedanta Resources Plc	5,703,957
426,000	Vodafone Group PLC - ADR (b)	9,073,800
		77,619,120
	TOTAL COMMON STOCKS (Cost $586,837,662)	655,373,972

	PREFERRED STOCKS - 1.32%
	Germany - 1.32%
54,350	Fresenius AG	9,039,275

	TOTAL PREFERRED STOCKS (Cost $9,174,876)	9,039,275

	RIGHTS - 0.10%
102,000	AXA Rights	86,106
178,700	National Bank Of Greece Rights	564,559

	TOTAL RIGHTS (Cost $542,197)	650,665

	SHORT TERM INVESTMENTS - 3.45%
	Money Market Funds - 3.45%
23,617,883	Federated Prime Obligations Fund
	4.980%, 01/01/2050	23,617,883

	TOTAL SHORT TERM INVESTMENTS (Cost $23,617,883)	23,617,883
Principal
Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 11.18%
	COMMERCIAL PAPER - 5.20%
$ 3,702,954	Antalis Funding, 5.33%, 07/07/06 (c) (d)	3,699,125
1,722,305	CCN Independence IV LLC, 5.27%, 04/16/07 (c)	1,722,305
1,291,728	Concord Minutemen Capital Co., 5.1%, 07/05/06 (c)	1,291,728
2,583,457	Duke Funding, 5.12%, 12/06/06 (c)	2,583,457
344,460	Duke Funding, 5.34%, 07/27/06 (c) (d)	342,985
3,616,839	Fenway Funding LLC, 5.35%, 07/05/06 (c) (d)	3,614,152
3,186,263	Laguna Corp., 5.32%, 07/27/06 (c) (d)	3,169,876
1,980,650	Lakeside Funding LLC, 5.17%, 07/10/06 (c)	1,980,650
1,550,074	Mortgage Interest Networking Trust, 5.22%, 07/06/06 (c) (d)	1,545,596
2,152,881	Mortgage Interest Networking Trust, 5.34%, 07/12/06 (c) (d)	2,148,737
1,722,305	Rams Funding LLC, 5.13%, 07/06/06 (c) (d)	1,714,741
1,722,305	Rams Funding LLC, 5.32%, 07/17/06 (c) (d)	1,715,458
516,691	Rams Funding LLC, 5.32%, 07/24/06 (c) (d)	514,549
1,770,185	Stratford Financial Group, 5.14%, 07/11/06 (c) (d)	1,760,385
2,238,995	Stratford Financial Group, 5.13%, 07/12/06 (c) (d)	227,260
602,807	Thornburg Mortgage Capital LLC, 5.11%, 07/06/06 (c) (d)	599,912
3,272,379	Thornburg Mortgage Capital LLC, 5.14%, 07/07/06 (c) (d)	3,258,882
3,702,955	UBS Finance, 5.27%, 07/03/06 (d)	3,701,329

	TOTAL COMMERCIAL PAPER (Cost $35,591,127)	35,591,127

	CORPORATE BONDS AND NOTES - 0.39%
861,152	Bayerische Landesbank, 5.37%, 12/24/15	861,152
1,033,383	Metlife Global, 5.44%, 04/28/08	1,033,383
775,037	Northlake, 5.33%, 03/06/33 (c)	775,037

	TOTAL CORPORATE BONDS AND NOTES (Cost $2,669,572)	2,669,572

	CORPORATE PAYDOWN SECURITIES - 0.47%
861,152	Duke Funding, 5.09%, 10/11/06 (c)	861,152
2,322,019	Leafs LLC, 5.27%, 04/20/07 (c)	2,322,019

	TOTAL CORPORATE PAYDOWN SECURITIES (Cost $3,183,171)	3,183,171
Shares
	MUTUAL FUNDS - 0.08%
470,436	AIM Short Term Liquid Asset Fund	470,436
86,115	Merrill Lynch Premier Institutional Fund	86,115

	TOTAL MUTUAL FUNDS (Cost $556,551)	556,551
Principal Amount
	REPURCHASE AGREEMENTS - 5.04%
$ 4,305,761	Bear Stearns Repurchase Agreement, 5.46%, 07/03/06
	(Collateralized by non-U.S. Government debt securities, value $4,405,592, 5.33% to 7.28%, 11/01/06 to 12/01/07)	4,305,761
17,223,045	Citigroup Global Repurchase Agreement, 5.36%, 07/03/06
	(Collateralized by non-U.S. Government debt securities, value $18,939,323, 4.86% to 7.20%, 10/15/32 to 08/12/39)	17,223,045
861,152	CS First Boston Repurchase Agreement, 5.25%, 07/03/06
	(Collateralized by non-U.S. Government debt securities, value $900,386, 0.00% to 4.68%, 06/25/36 to 08/13/39)	861,152
7,750,371	CS First Boston Repurchase Agreement, 5.25%, 07/03/06
	(Collateralized by Ginnie Mae and Freddie Mac Mortgage Obligations, value $7,887,601, 0.00% to 5.44%, 05/25/17 to 05/25/36)	7,750,371
4,305,761	Morgan Stanley Repurchase Agreement, 4.91%, 04/03/06
	(Collateralized by U.S. Government Agency Issues, value $4,374,023, 4.00% to 6.00%, 02/01/18 to 09/01/35)	4,305,761

	TOTAL REPURCHASE AGREEMENTS (Cost $34,446,090)	34,446,090

	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $76,446,511)	76,446,511

	Total Investments (Cost $696,619,129) - 111.85%	765,128,306
	Liabilities in Excess of Other Assets - (11.85)%	(81,049,830)
	TOTAL NET ASSETS - 100.00%	$684,078,476

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted under Rule 144a of the Securities Act of 1933.
(d)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2006.

	The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*:

	Cost of investments	$696,619,129
	Gross unrealized appreciation	92,727,015
	Gross unrealized depreciation	(24,141,610)
	Net unrealized appreciation	$68,585,405

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
June 30, 2006
AssetMark Real Estate Securities
(Unaudited)

Shares		Value
	COMMON STOCKS - 6.71%
	Apartments - 0.97%
5,500	Home Properties, Inc. (a)	$305,305
12,100	Post Properties, Inc. (a)	548,614
		853,919
	Diversified - 0.61%
31,000	Newkirk Realty Trust, Inc. (a)	538,160
	Health Care - 0.36%
14,000	Nationwide Health Properties, Inc. (a)	315,140
	Hotels & Motels - 1.94%
34,500	Hilton Hotels Corp.	975,660
12,000	Starwood Hotels & Resorts Worldwide, Inc. (a)	724,080
		1,699,740
	Office Property - 1.99%
32,000	Brookfield Properties Co.	1,029,440
14,200	Cogdell Spencer, Inc.	277,042
20,400	Lexington Corporate Properties Trust	440,640
		1,747,122
	Shopping Centers - 0.36%
21,600	Cedar Shopping Centers, Inc.	317,952
	Storage - 0.48%
19,000	Extra Space Storage, Inc.	308,560
6,000	U-Store-It Trust	113,160
		421,720
	TOTAL COMMON STOCKS (Cost $4,941,656)	5,893,753

	REIT STOCKS - 86.17%
	Apartments - 20.64%
9,000	Apartment Investment & Management Co. (a)	391,050
63,107	Archstone-Smith Trust (a)	3,210,253
37,180	AvalonBay Communities, Inc. (a)	4,112,852
16,187	BRE Properties, Inc. (a)	890,285
34,104	Camden Property Trust (a)	2,508,349
95,122	Equity Residential (a)	4,254,807
9,794	Essex Property Trust, Inc. (a)	1,093,598
59,690	United Dominion Realty Trust, Inc. (a)	1,671,917
		18,133,111
	Diversified - 9.39%
4,313	Colonial Properties Trust	213,062
9,095	Crescent Real Estate Equities Co. (a)	168,803
15,258	Duke Realty Corp. (a)	536,319
11,500	iStar Financial, Inc.	434,125
37,785	Liberty Property Trust (a)	1,670,097
8,500	PS Business Parks, Inc.	501,500
22,500	Spirit Finance Corporation	253,350
44,334	Vornado Realty Trust (a)	4,324,782
4,078	Washington Real Estate Investment Trust (a)	149,662
		8,251,700
	Health Care - 0.18%
5,000	Healthcare Realty Trust, Inc.	159,250
	Hotels & Motels - 2.37%
4,000	Hospitality Properties Trust	175,680
78,500	Host Marriott Corp. (a)	1,716,795
9,000	Strategic Hotels & Resorts, Inc.	186,660
		2,079,135
	Office Property - 17.34%
6,966	Alexandria Real Estate Equities, Inc. (a)	617,745
19,200	BioMed Realty Trust, Inc. (a)	574,848
46,878	Boston Properties, Inc. (a)	4,237,771
37,055	Brandywine Realty Trust (a)	1,192,059
39,300	Corporate Office Properties Trust	1,653,744
55,711	Equity Office Properties Trust (a)	2,034,009
22,500	Highwoods Properties, Inc.	814,050
22,827	Kilroy Realty Corp. (a)	1,649,251
12,456	Mack-Cali Realty Corp. (a)	571,979
8,851	SL Green Realty Corp. (a)	968,919
32,000	Trizec Properties, Inc.	916,480
		15,230,855
	Regional Malls - 15.03%
5,200	CBL & Associates Properties, Inc.	202,436
50,908	General Growth Properties, Inc. (a)	2,293,914
30,924	The Macerich Co.	2,170,865
73,675	Simon Property Group, Inc. (a)	6,110,605
59,300	Taubman Centers, Inc.	2,425,370
		13,203,190
	Shopping Centers - 11.19%
32,675	Acadia Realty Trust	772,764
32,956	Developers Diversified Realty Corp. (a)	1,719,644
24,864	Federal Realty Invs Trust	1,740,480
30,142	Kimco Realty Corp. (a)	1,099,882
15,000	Kite Realty Group Trust	233,850
32,926	Pan Pacific Retail Properties, Inc. (a)	2,284,077
23,809	Regency Centers Corp.	1,479,729
13,105	Weingarten Realty Investors	501,659
		9,832,085
	Storage - 1.98%
18,000	Public Storage, Inc. (a)	1,366,200
6,000	Shurgard Storage Centers, Inc.	375,000
		1,741,200
	Warehouse/Industrial - 8.05%
42,794	AMB Property Corp.	2,163,237
7,000	First Potomac Realty Trust	208,530
90,291	Prologis (a)	4,705,967
		7,077,734
	TOTAL REIT STOCKS (Cost $46,604,512)	$75,708,260

	PREFERRED STOCKS - 3.83%
	Diversified - 1.66%
18,675	Lexington Corporate Properties Trust	477,986
42,500	Vornado Realty Trust	978,775
		1,456,761
	Office Property - 1.74%
33,750	Alexandria Real Estate Equities, Inc.	882,900
25,600	SL Green Realty Corp.	647,680
		1,530,580
	Regional Malls - 0.43%
14,800	Taubman Centers, Inc.	377,696

	TOTAL PREFERRED STOCKS (Cost $3,368,154)	3,365,037
	SHORT TERM INVESTMENTS - 1.73%
	Money Market Funds - 1.73%
1,516,792	Federated Prime Obligations Fund
	4.980%, 01/01/2050	1,516,792
	TOTAL SHORT TERM INVESTMENTS (Cost $1,516,792)	1,516,792

Principal
Amount		Value
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 39.59%
	COMMERCIAL PAPER - 18.97%
$ 1,641,773	Antalis Funding, 5.33%, 07/07/06 (b) (c)	1,640,074
763,615	CCN Independence IV LLC, 5.27%, 04/16/07 (b)	763,615
572,711	Concord Minutemen Capital Co., 5.1%, 07/05/06 (b)	572,711
1,145,423	Duke Funding, 5.12%, 12/06/06 (b)	1,145,423
152,723	Duke Funding, 5.34%, 07/27/06 (b) (c)	152,069
1,603,592	Fenway Funding LLC, 5.35%, 07/05/06 (b) (c)	1,602,400
1,412,688	Laguna Corp., 5.32%, 07/27/06 (b) (c)	1,405,423
878,158	Lakeside Funding LLC, 5.17%, 07/10/06 (b)	878,158
687,254	Mortgage Interest Networking Trust, 5.22%, 07/06/06 (b) (c)	685,268
954,519	Mortgage Interest Networking Trust, 5.34%, 07/12/06 (b) (c)	952,682
763,615	Rams Funding LLC, 5.13%, 07/06/06 (b) (c)	760,262
763,615	Rams Funding LLC, 5.32%, 07/17/06 (b) (c)	760,581
229,084	Rams Funding LLC, 5.32%, 07/24/06 (b) (c)	228,134
784,844	Stratford Financial Group, 5.14%, 07/11/06 (b) (c)	780,499
992,700	Stratford Financial Group, 5.13%, 07/12/06 (b) (c)	987,496
267,265	Thornburg Mortgage Capital LLC, 5.11%, 07/06/06 (b) (c)	265,982
1,450,869	Thornburg Mortgage Capital LLC, 5.14%, 07/07/06 (b) (c)	1,444,885
1,641,773	UBS Finance, 5.27%, 07/03/06 (c)	1,641,052

	TOTAL COMMERCIAL PAPER (Cost $16,666,714)	16,666,714

	CORPORATE BONDS AND NOTES - 1.35%
381,808	Bayerische Landesbank, 5.37%, 12/24/15	381,808
458,169	Metlife Global, 5.44%, 04/28/08	458,169
343,627	Northlake, 5.33%, 03/06/33 (b)	343,627

	TOTAL CORPORATE BONDS AND NOTES (Cost $1,183,604)	1,183,604

	CORPORATE PAYDOWN SECURITIES - 1.61%
381,808	Duke Funding, 5.09%, 10/11/06 (b)	381,808
1,029,509	Leafs LLC, 5.27%, 04/20/07 (b)	1,029,509

	TOTAL CORPORATE PAYDOWN SECURITIES (Cost $1,411,317)	1,411,317
Shares
	MUTUAL FUNDS - 0.28%
208,576	AIM Short Term Liquid Asset Fund	208,576
38,181	Merrill Lynch Premier Institutional Fund	38,181

	TOTAL MUTUAL FUNDS (Cost $246,757)	246,757
Principal Amount
	REPURCHASE AGREEMENTS - 17.38%
$ 1,909,038	Bear Stearns Repurchase Agreement, 5.46%, 07/03/06
	(Collateralized by non-U.S. Government debt securities, value $1,953,300, 5.33% to 7.28%, 11/01/06 to 12/01/07)	1,909,038
7,636,152	Citigroup Global Repurchase Agreement, 5.36%, 07/03/06
	(Collateralized by non-U.S. Government debt securities, value $8,397,096, 4.86% to 7.20%, 10/15/32 to 08/12/39)	7,636,152
381,808	CS First Boston Repurchase Agreement, 5.25%, 07/03/06
	(Collateralized by non-U.S. Government debt securities, value $399,203, 0.00% to 4.68%, 06/25/36 to 08/13/39)	381,808
3,436,269	CS First Boston Repurchase Agreement, 5.25%, 07/03/06
	(Collateralized by Ginnie Mae and Freddie Mac Mortgage Obligations, value $3,497,112, 0.00% to 5.44%, 05/25/17 to 05/25/36)	3,436,269
1,909,038	Morgan Stanley Repurchase Agreement, 4.91%, 04/03/06
	(Collateralized by U.S. Government Agency Issues, value $1,939,303, 4.00% to 6.00%, 02/01/18 to 09/01/35)	1,909,038

	TOTAL REPURCHASE AGREEMENTS (Cost $15,272,305)	15,272,305

	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $34,780,697)	34,780,697

	Total Investments (Cost $91,211,811) - 138.03%	121,264,539
	Liabilities in Excess of Other Assets - (38.03)%	(33,409,391)
	TOTAL NET ASSETS - 100.00%	87,855,148

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.
(b)	Restricted under Rule 144a of the Securities Act of 1933.
(c)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2006.

	The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*:

	Cost of investments	$91,211,811
	Gross unrealized appreciation	30,220,911
	Gross unrealized depreciation	(168,182)
	Net unrealized appreciation	$30,052,729

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
June 30, 2006
AssetMark Tax Exempt Fixed Income
(Unaudited)

Principal
Amount		Value
	MUNICIPAL BONDS - 96.47%
	Alabama - 0.66%
$ 195,000	Birmingham, Series A, Refunding, GO,
	5.000%, 04/01/2008	$198,687
1,200,000	Jefferson County Sewer, Refunded, Revenue Bond,
	5.000%, 02/01/2033	1,243,104
		1,441,791
	Alaska - 0.84%
1,730,000	Alaska Municipal Bond Bank Authority, Series B, Revenue Bond, MBIA Insured,
	5.000%, 05/01/2012	1,818,005
	Arizona - 6.95%
2,710,000	Arizona School Facilities Board, Refunding, Revenue Bond,
	5.000%, 07/01/2013	2,868,671
900,000	Arizona School Facilities Board, Revenue Bond,
	5.000%, 07/01/2006	900,000
1,000,000	Arizona State Transportation Board, Series A, Revenue Bond,
	5.000%, 07/01/2011	1,048,480
1,055,000	Arizona State Transportation Board, Series B, Revenue Bond,
	5.000%, 07/01/2013	1,116,770
135,000	Maricopa County Elementary School District No 3 Tempe Elementary, Refunding, GO, FSA Insured,
	5.000%, 07/01/2012	142,270
990,000	Maricopa County Individual Development Authority Senior Living Facilities, Refunding, Revenue Bond,
	3.650%, 09/15/2035	972,061
3,000,000	Mesa Industrial Development Authority, Revenue Bond,
	5.750%, 01/01/2025	3,199,410
1,100,000	Mesa Street & Highway, Refunding, Revenue Bond, FGIC Insured,
	5.000%, 07/01/2018	1,170,466
300,000	Navajo County Unified School District No 32 Blue Ridge, Refunding, GO, FSA Insured,
	5.000%, 07/01/2014	317,808
500,000	Phoenix Civic Improvement Corp. Water Systems, Revenue Bond, MBIA Insured,
	5.600%, 07/01/2017	500,000
	Pinal County Individual Development Authority Correctional Facilities, Revenue Bond, ACA Insured,
750,000	5.250%, 10/01/2014	785,670
1,000,000	5.250%, 10/01/2015	1,046,860
1,000,000	Scottsdale Water & Sewer, Series E, Revenue Bond,
	5.250%, 07/01/2012	1,037,150
		15,105,616
	California - 6.50%
3,500,000	California Deptartment of Water Resources, Revenue Bond,
	4.000%, 05/01/2022	3,500,000
875,000	California Municipal Finance Authority, Revenue Bond,
	5.000%, 06/01/2036	877,669
5,100,000	California Statewide Communitiess Development Authority, Series C, Revenue Bond,
	3.850%, 11/01/2029	4,955,415
1,000,000	California, GO,
	5.000%, 06/01/2034	1,009,520
100,000	Fallbrook Union High School District, Refunding, GO, FGIC Insured,
	5.380%, 09/01/2014	109,044
2,970,000	Golden West Schools Fuding Authority, Refunding, GO, AMBAC Insured,
	5.500%, 08/01/2019	3,307,659
350,000	Los Angeles County Metropolitan Transportation Authority, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2014	369,838
		14,129,145
	Colorado - 1.02%
2,065,000	Colorado Deptartment of Transportation, Revenue Bond,
	5.380%, 06/15/2013	2,226,689
	Connecticut - 0.20%
425,000	Connecticut, Series B, GO,
	5.250%, 06/15/2009	440,908
	Delaware - 0.24%
500,000	Delaware Health Facilities Authority, Revenue Bond,
	5.250%, 06/01/2012	516,610
	District of Columbia - 3.42%
	District of Columbia Housing Finance Authority, Revenue Bond, FSA Insured,
1,335,000	3.500%, 07/01/2011	1,307,099
2,000,000	3.600%, 07/01/2012	1,973,480
1,000,000	District of Columbia, Series B, Refunding, GO,
	5.000%, 06/01/2010	1,036,860
200,000	District of Columbia, Series B, Unrefunded, GO,
	5.500%, 06/01/2009	208,638
100,000	District of Columbia, Series B-1, Refunding, GO,
	5.500%, 06/01/2007	101,517
200,000	District of Columbia, Series B-2, Refunding, GO,
	5.500%, 06/01/2008	205,916
1,000,000	District of Columbia, Series C, Refunding, GO, XLCA Insured,
	5.250%, 06/01/2012	1,055,420
1,500,000	Metropolitan Washington D.C. Airport Authority, Refunding, Revenue Bond,
	5.000%, 10/01/2021	1,544,790
		7,433,720
	Florida - 2.63%
100,000	Dade County Water & Sewer System, Revenue Bond,
	6.250%, 10/01/2007	102,924
1,375,000	Highlands County Health Facilities Authority, Revenue Bond,
	5.000%, 11/15/2029	1,409,072
1,000,000	Highlands County Health Facilities Hospital, Revenue Bond,
	5.000%, 11/15/2035	990,810
100,000	Mary Esther Water & Sewer, Refunding, Revenue Bond, MBIA Insured,
	4.950%, 01/01/2007	100,562
1,000,000	Pasco County Optional Gas Tax, Refunding, Revenue Bond, FGIC Insured,
	5.250%, 08/01/2011	1,056,340
1,000,000	Tampa Water & Sewer, Series B, Revenue Bond,
	5.000%, 07/01/2010	1,040,240
1,000,000	Verandah East Community Development District, Revenue Bond,
	5.400%, 05/01/2037	1,007,270
		5,707,218
	Georgia - 0.73%
500,000	Atlanta Water & Wastewater, Series A, Prerefunded, Revenue Bond,
	5.000%, 11/01/2038	517,110
1,000,000	Fulton County School District, Refunding, GO,
	5.250%, 01/01/2014	1,073,480
		1,590,590
	Hawaii - 0.05%
100,000	Honolulu City & County, Series A, Prerefunded, GO,
	6.000%, 01/01/2009	104,954
	Illinois - 5.86%
1,075,000	Chicago Board of Education, GO, MBIA Insured,
	5.000%, 12/01/2011	1,125,138
100,000	Chicago Metropolitan Water Reclamation District Greater Chicago, GO,
	5.500%, 12/01/2012	107,065
100,000	Chicago Metropolitan Water Reclamation District Greater Chicago, Refunding, GO,
	6.050%, 12/01/2009	106,752
75,000	Chicago Park District, Revenue Bond, ACA Insured,
	6.250%, 01/01/2016	80,541
3,150,000	Chicago Sales Tax, Refunding, Revenue Bond,
	5.000%, 01/01/2011	3,278,173
	Chicago Wastewater Transmission, Refunding, Revenue Bond, FGIC Insured,
625,000	5.500%, 01/01/2010	656,050
100,000	5.380%, 01/01/2013	107,197
305,000	Chicago, Refunding, GO, FSA Insured,
	5.500%, 01/01/2015	332,148
100,000	Du Page & Cook Counties Community Unit School District No 205, GO, FGIC Insured,
	4.375%, 01/01/2009	101,138
1,000,000	Illinois Finance Authority, Revenue Bond,
	6.000%, 11/15/2039	992,490
	Illinois Sales Tax, Revenue Bond,
100,000	5.380%, 06/15/2007	101,432
1,000,000	5.000%, 06/15/2011	1,044,410
1,155,000	5.500%, 06/15/2011	1,231,958
220,000	Illinois Sales Tax, Series 1, Revenue Bond,
	5.500%, 06/15/2009	229,563
	Illinois, Series 1, GO,
775,000	5.500%, 08/01/2010	819,129
100,000	5.250%, 08/01/2012	105,917
1,000,000	5.380%, 07/01/2013	1,073,650
500,000	Regional Transportation Authority, Series B, Revenue Bond, FGIC Insured,
	5.380%, 06/01/2014	536,495
700,000	Winnebago & Boone Counties School District, Warrants,
	4.180%, 10/02/2006	700,028
		12,729,274
	Indiana - 1.45%
2,225,000	Indiana Bond Bank, Series C, Revenue Bond,
	5.000%, 02/01/2012	2,329,375
500,000	Purdue University, Revenue Bond,
	5.250%, 07/01/2008	512,585
300,000	Sunman Dearborn Intermediate School Building Corp., Revenue Bond, FGIC Insured,
	5.380%, 07/15/2012	319,194
		3,161,154
	Iowa - 0.80%
1,250,000	Coralville, Series L-1, Notes,
	4.125%, 06/01/2007	1,252,325
480,000	Polk County, Series C, GO,
	4.000%, 06/01/2012	478,987
		1,731,312
	Louisiana - 1.63%
	Louisiana Gas & Fuels Tax, Series A, Revenue Bond, FGIC Insured,
1,120,000	5.000%, 05/01/2015	1,180,334
1,000,000	5.000%, 05/01/2021	1,033,060
1,305,000	Louisiana Public Facilities Authority, Revenue Bond,
	5.500%, 05/15/2032	1,323,492
		3,536,886
	Maryland - 1.02%
1,160,000	Maryland Department of Transportation County T Construction, Revenue Bond,
	5.500%, 02/01/2017	1,279,271
750,000	Maryland Health & Higher Education, Revenue Bond,
	5.200%, 01/01/2024	748,455
175,000	Maryland, GO,
	5.500%, 03/01/2013	190,724
		2,218,450
	Massachusetts - 3.97%
500,000	Massachusetts Bay Transportation Authority, Refunding, Revenue Bond, FGIC Insured,
	5.500%, 03/01/2009	521,100
900,000	Massachusetts Bay Transportation Authority, Series A, Revenue Bond,
	5.250%, 07/01/2015	968,607
	Massachusetts Bay Transportation Authority, Series C, Revenue Bond,
95,000	5.500%, 03/01/2012	102,240
1,000,000	5.250%, 07/01/2016	1,078,150
1,000,000	Massachusetts Bay Transportation Authority, Unrefunded, Revenue Bond, GO Insured,
	7.000%, 03/01/2007	1,020,500
120,000	Massachusetts State Water Resources Authority, Series B, Revenue Bond,
	6.250%, 12/01/2011	133,243
1,760,000	Massachusetts Water Pollution Abatement Trust, Series 4, Prerefunded, Revenue Bond,
	5.130%, 08/01/2013	1,822,938
1,500,000	Massachusetts, GO,
	5.500%, 11/01/2016	1,649,955
1,255,000	Route 3 North Transportation Import Association, Revenue Bond, MBIA Insured,
	5.380%, 06/15/2029	1,321,527
		8,618,260
	Michigan - 2.49%
295,000	Detroit Sewer Disposal, Revenue Bond,
	7.100%, 12/15/2009	311,219
150,000	Dundee Community School District, GO, Q-SBLF Insured,
	5.380%, 05/01/2010	157,556
600,000	Kalamazoo Public Library, GO, MBIA Insured,
	5.400%, 05/01/2014	649,194
800,000	Lansing School District, Refunding, GO, Q-SBLF Insured,
	5.000%, 05/01/2017	834,104
1,000,000	Michigan State Comprehensive Transportation, Series B, Revenue Bond,
	5.250%, 05/15/2013	1,063,050
1,000,000	Michigan State Environmental Protection Program, GO,
	5.000%, 11/01/2013	1,042,880
1,280,000	Michigan State Hospital Finance Authority, Revenue Bond,
	7.125%, 05/01/2009	1,346,355
		5,404,358
	Minnesota - 0.33%
400,000	Osseo Independent School District No 279, Series A, GO, FSA Insured,
	5.000%, 02/01/2013	419,376
295,000	Prior Lake Independent School District No 719, Series A, GO, FGIC Insured,
	4.750%, 02/01/2010	303,670
		723,046
	Missouri - 0.44%
300,000	Kansas City Municipal Assistance Corp., Series A, Revenue Bond, AMBAC Insured,
	5.000%, 03/01/2012	314,874
615,000	Springfield Public Utilities, Series A, CP,
	5.000%, 12/01/2016	651,402
		966,276
	Nebraska - 0.05%
100,000	Omaha Special Obligations, Riverfront Redevelopment Project, Series A, Revenue Bond,
	5.380%, 02/01/2013	107,292
	New Hampshire - 0.79%
1,750,000	New Hampshire Health & Education Facilities, Revenue Bond,
	5.250%, 06/01/2036	1,723,943
	New Jersey - 4.98%
970,000	Lenape Regional High School District, Refunding, GO, FGIC Insured,
	5.000%, 04/01/2012	1,021,255
1,050,000	New Jersey Health Care Facilities, Revenue Bond,
	5.000%, 09/15/2013	1,107,614
515,000	New Jersey State Turnpike Authority, Revenue Bond, MBIA Insured,
	6.750%, 01/01/2009	519,429
1,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bond,
	5.250%, 12/15/2020	1,070,740
3,255,000	New Jersey, Refunding, Series N, GO,
	5.500%, 07/15/2013	3,538,966
3,270,000	New Jersey, Series L, Refunding, GO,
	5.250%, 07/15/2019	3,553,476
		10,811,480
	New Mexico - 2.29%
1,450,000	New Mexico State Severance Tax, Revenue Bond,
	5.000%, 07/01/2009	1,467,240
2,350,000	New Mexico, Refunding, GO,
	5.000%, 09/01/2008	2,408,139
1,035,000	University of New Mexico, Refunding, Revenue Bond,
	5.250%, 06/01/2014	1,098,860
		4,974,239
	New York - 12.86%
1,000,000	Liberty Development Corp., Revenue Bond,
	5.250%, 10/01/2035	1,065,330
100,000	Metropolitan Transportation Authority, Sereis A, Revenue Bond,
	5.250%, 04/01/2009	102,075
375,000	Metropolitan Transportation Authority, Series B, Revenue Bond,
	5.250%, 07/01/2007	380,430
1,765,000	Metropolitan Transportation Authority, Series F, Revenue Bond,
	5.000%, 11/15/2014	1,857,221
900,000	Municipal Assistance Corporation For New York City, Series I, Revenue Bond, GO Insured,
	6.250%, 07/01/2006	900,000
350,000	Nassau County Interim Finance Authority, Series B, Revenue Bond,
	5.000%, 11/15/2007	355,772
1,500,000	New York City Municipal Water Finance Authority Water & Sewer System, Series F-1, Revenue Bond,
	4.020%, 06/15/2033	1,500,000
500,000	New York City Transit Authority, Series A, CP, AMBAC Insured,
	5.630%, 01/01/2012	532,395
1,000,000	New York City Transitional Finance Authority, Series A, Refunding, Revenue Bond,
	5.500%, 11/01/2026	1,064,770
1,000,000	New York City, GO,
	5.000%, 11/01/2034	1,012,150
2,300,000	New York State Dormitory Authority, Series A, Revenue Bond, FGIC Insured,
	5.250%, 05/15/2016	2,483,540
4,850,000	New York State Dormitory Authority, Series B, Revenue Bond,
	5.250%, 11/15/2023	5,109,184
2,130,000	New York State Dormitory Authority, Series E, Revenue Bond, FGIC Insured,
	4.500%, 02/15/2013	2,188,745
2,830,000	New York State Environmental Facilities, Series A, Revenue Bond,
	5.000%, 12/15/2014	2,993,574
1,000,000	New York State Thruway Authority Second Generation, Revenue Bond, AMBAC Insured,
	5.000%, 04/01/2018	1,042,910
40,000	New York State Thruway Authority, Series E, Prerefunded, Revenue Bond, GO Insured,
	5.250%, 01/01/2010	41,220
260,000	New York State Thruway Authority, Series E, Unrefunded, Revenue Bond, GO Insured,
	5.250%, 01/01/2010	267,551
1,300,000	Orange County, Series A, Refunding, GO,
	5.000%, 07/15/2013	1,374,022
500,000	Port Authority, Series 116, Revenue Bond,
	5.000%, 10/01/2010	504,000
	Sales Tax Asset Receivable Corp., Series A, Revenue Bond,
500,000	5.000%, 10/15/2017	526,970
1,500,000	5.250%, 10/15/2019	1,597,170
1,000,000	Tobacco Settlement Financing Corp, Revenue Bond,
	5.250%, 06/01/2021	1,050,090
		27,949,119
	North Carolina - 0.87%
650,000	North Carolina Medical Care Community, Revenue Bond,
	5.600%, 10/01/2036	653,159
500,000	North Carolina Municipal Power Agency No 1 Catawba Electric, Revenue Bond, MBIA Insured,
	5.250%, 01/01/2009	516,440
725,000	Raleigh Comb Enterprise System, Revenue Bond,
	4.000%, 03/01/2008	727,501
		1,897,100
	Ohio - 0.45%
305,000	Cleveland Waterworks, Series J, Refunding, Revenue Bond, FSA Insured,
	5.000%, 01/01/2008	310,149
625,000	Ohio State Higher Educational Facility Commission, Revenue Bond,
	5.250%, 10/01/2014	672,056
		982,205
	Oregon - 0.74%
1,255,000	Oregon State Deptartment of Administrative Services, Revenue Bond,
	5.000%, 09/01/2012	1,322,092
250,000	Washington County School District No 015, Refunding, GO, FSA Insured,
	5.500%, 06/15/2019	276,388
		1,598,480
	Pennsylvania - 0.13%
245,000	Scranton, Series C, GO,
	6.700%, 09/01/2018	276,117
	Puerto Rico - 0.87%
200,000	Childrens Trust Fund Puerto Rico, Revenue Bond,
	5.630%, 05/15/2043	205,246
1,595,000	Puerto Rico Electric Power Authority, Series JJ, Refunding, Revenue Bond, XLCA Insured,
	5.250%, 07/01/2012	1,694,959
		1,900,205
	South Carolina - 2.13%
500,000	Charleston County Hospital Facilities, Revenue Bond,
	5.500%, 08/15/2013	526,065
400,000	Grand Strand Water & Sewer Authority, Refunding, Revenue Bond, FSA Insured,
	5.380%, 06/01/2014	426,912
1,500,000	Greenville County School District I, Revenue Bond,
	5.000%, 12/01/2028	1,514,280
2,055,000	Greenville Waterworks, Refunding, Revenue Bond,
	5.000%, 02/01/2013	2,168,991
		4,636,248
	Tennessee - 1.64%
250,000	Knoxville Water, Series P, Revenue Bond,
	5.000%, 03/01/2009	256,855
	Memphis, GO,
300,000	5.500%, 11/01/2010	317,793
1,600,000	5.250%, 11/01/2015	1,694,624
1,205,000	Williamson County, GO,
	6.000%, 03/01/2010	1,291,579
		3,560,851
	Texas - 15.13%
1,035,000	Arlington, Refunding, Series A, GO,
	5.500%, 08/15/2012	1,105,059
820,000	Bexar County, Series A, GO, FSA Insured,
	5.000%, 06/15/2010	850,824
700,000	College Station Independent School District, Refunding, GO, PSF-GTD Insured,
	5.000%, 02/15/2013	735,707
995,000	Dallas, Prerefunded, GO,
	5.000%, 02/15/2012	1,012,950
1,005,000	Dallas, Unrefunded, GO,
	5.000%, 02/15/2012	1,022,658
600,000	Denton Independent School District, GO,
	3.000%, 08/01/2030	586,266
515,000	Denton Utilities System, Series A, Revenue Bond, FSA Insured,
	5.250%, 12/01/2013	547,739
100,000	Flower Mound Waterworks & Sewer, Revenue Bond, AMBAC Insured,
	5.380%, 09/01/2006	100,233
1,000,000	Fort Worth Water & Sewer, Refunding, Revenue Bond,
	5.250%, 02/15/2013	1,065,340
145,000	Frisco, GO, FGIC Insured,
	5.875%, 02/15/2010	154,394
750,000	Harris County, Refunding, GO,
	5.250%, 10/01/2013	793,605
	Irving, Series A, Refunding, GO,
2,565,000	5.000%, 11/15/2011	2,688,736
2,445,000	5.000%, 11/15/2013	2,578,668
1,100,000	Lake Travis Independent School District, GO, PSF-GTD Insured,
	0.000%, 02/15/2012	859,243
935,000	Lower Colorado River Authority, Refunding, Revenue Bond,
	6.000%, 05/15/2013	992,287
150,000	Mansfield, GO, FGIC Insured,
	5.500%, 02/15/2008	153,841
370,000	Marble Falls Independent School District, Series A, Refunding, GO, PSF-GTD Insured,
	5.000%, 08/15/2015	390,476
2,300,000	North Texas Thruway Authority Dallas North Thruway System, Series A, Refunded, Revenue Bond,
	5.380%, 01/01/2016	2,348,507
695,000	Pasadena Independent School District, Prerefunded, GO, PSF-GTD Insured,
	5.000%, 02/15/2013	720,235
1,000,000	Plano Independent School District, GO, PSF-GTD Insured,
	4.700%, 02/15/2013	1,014,190
	Round Rock Independent School District, GO, PSF-GTD Insured,
200,000	4.750%, 08/01/2010	200,142
3,600,000	5.000%, 08/01/2018	3,746,196
80,000	San Antonio Electric & Gas, Prerefunded, Revenue Bond,
	5.500%, 02/01/2013	81,558
2,000,000	San Antonio Electric & Gas, Refunding, Revenue Bond,
	5.380%, 02/01/2015	2,161,620
1,000,000	San Antonio Electric & Gas, Series A, Refunding, Revenue Bond,
	5.000%, 02/01/2008	1,017,320
70,000	San Antonio Electric & Gas, Unrefunded, Revenue Bond,
	5.500%, 02/01/2013	71,359
200,000	Socorro Independent School District, Refunding, GO, PSF-GTD Insured,
	5.380%, 08/15/2013	212,014
125,000	Spring Independent School District, GO, PSF-GTD Insured,
	5.875%, 08/15/2010	133,989
1,035,000	Texas A&M University, Series B, Revenue Bond,
	5.380%, 05/15/2011	1,097,690
400,000	Texas Public Finance Authority, Refunding, GO,
	5.500%, 10/01/2009	419,008
500,000	Texas State Public Finance Authority Building, Series A, Revenue Bond,
	5.250%, 02/01/2016	516,460
100,000	Texas State University System, Revenue Bond, FSA Insured,
	5.250%, 03/15/2010	104,489
300,000	Texas Water Financial Assistance, Series B, Refunding, GO,
	5.000%, 08/01/2014	316,485
100,000	University of Texas, Revenue Bond,
	5.250%, 08/15/2008	102,784
	University of Texas, Series B, Revenue Bond,
1,855,000	5.250%, 07/01/2008	1,904,547
1,000,000	5.250%, 08/15/2013	1,069,610
		32,876,229
	Utah - 1.91%
100,000	Jordan School District, GO,
	5.130%, 06/15/2008	102,474
2,630,000	Utah, Refunding, Series A, GO,
	5.000%, 07/01/2012	2,690,832
1,275,000	Utah, Series A, GO,
	5.000%, 07/01/2016	1,355,350
		4,148,656
	Virginia - 3.81%
3,000,000	Fairfax County, Refunding, GO, STAID Insured,
	5.000%, 10/01/2009	3,107,550
450,000	Fairfax County, Series A, Refunding, GO, STAID Insured,
	5.000%, 06/01/2007	455,130
1,000,000	Henry County Public Service Authority Water & Sewer, Refunding, Revenue Bond, FSA Insured,
	5.500%, 11/15/2019	1,113,380
325,000	Newport News, Series B, GO, STAID Insured,
	5.000%, 11/01/2014	342,056
100,000	Norfolk, Refunding, GO,
	5.000%, 01/01/2009	102,821
3,000,000	Virginia Commonwealth Transportation Board, Revenue Bond,
	5.000%, 10/01/2011	3,147,510
		8,268,447
	Washington - 2.20%
2,000,000	Clark County School District, Refunding, GO, FGIC Insured,
	5.500%, 12/01/2017	2,132,280
45,000	King County, Prerefunded, GO,
	5.500%, 12/01/2010	47,866
55,000	King County, Unrefunded, GO,
	5.500%, 12/01/2010	58,367
100,000	Seattle, GO,
	5.000%, 08/01/2012	104,033
30,000	Seattle, Prerefunded, GO,
	5.000%, 07/01/2013	31,615
170,000	Seattle, Unrefunded, GO,
	5.000%, 07/01/2013	177,405
100,000	Snohomish County, GO,
	5.000%, 12/01/2006	100,485
2,125,000	Washington, Refunding, GO,
	4.000%, 01/01/2008	2,130,164
		4,782,215
	Wisconsin - 4.39%
50,000	Douglas County, Prerefunded, GO, FGIC Insured,
	5.500%, 02/01/2014	53,761
25,000	Douglas County, Unrefunded, GO, FGIC Insured,
	5.500%, 02/01/2014	26,675
1,445,000	Middleton Cross Plains Area School District, Refunding, GO, FSA Insured,
	5.000%, 04/01/2020	1,504,635
2,000,000	Southeast Wisconsin Professional Baseball Park Sales Tax, Series A, Revenue Bond, MBIA Insured,
	5.500%, 12/15/2026	2,208,100
250,000	Wisconsin Health & Educational Facilities, Revenue Bond,
	5.000%, 02/15/2012	254,388
	Wisconsin, Series A, GO,
150,000	5.000%, 05/01/2008	152,969
5,000,000	5.000%, 05/01/2011	5,225,850
100,000	Wisconsin, Series C, GO,
	5.500%, 05/01/2009	104,173
		9,530,551
	TOTAL MUNICIPAL BONDS (Cost $213,001,018)	209,627,639

	SHORT TERM INVESTMENTS - 2.07%
80,000	Alachua County Health Facilities Authority, Revenue Bond,
	4.040%, 10/01/2032	80,000
250,000	Arden Hills Housing & Health Care Facilities, Refunding, Revenue Bond,
	4.090%, 09/01/2029	250,000
600,000	Chester County Development Authority, Revenue Bond, Radian Insured,
	3.850%, 07/01/2031	600,000
200,000	Indiana Health Facility Financing Authority, Revenue Bond,
	4.090%, 12/01/2029	200,000
100,000	Iowa Higher Education Loan Authority, Revenue Bond,
	4.040%, 11/01/2030	100,000
190,000	Kansas State Development Finance Authority, Revenue Bond,
	4.040%, 11/15/2028	190,000
100,000	Minnesota Higher Education Facilities Authority, Series 5-H, Revenue Bond, HTSB Insured,
	4.040%, 10/01/2030	100,000
700,000	Missouri Development Financial Board of Cultural Facilities, Series A, Revenue Bond, JPM Insured,
	4.000%, 12/01/2033	700,000
500,000	Nebraska Educational Finance Authority, Revenue Bond,
	4.040%, 03/01/2033	500,000
600,000	New York City, GO,
	4.020%, 08/01/2021	600,000
500,000	Valdez Alaska Marine Term, Refunding, Revenue Bond,
	3.880%, 12/01/2033	500,000
100,000	Washington State Housing Finace Commission, Revenue Bond,
	3.920%, 06/01/2032	100,000
Shares		3,920,000
	Money Market Funds - 0.26%
570,777	First American Tax Free Obligation
	3.460%	570,777
	TOTAL SHORT TERM INVESTMENTS (Cost $4,490,777)	4,490,777

	Total Investments (Cost $217,491,795) - 98.54%	214,118,416
	Other Assets in Excess of Liabilities - 1.46%	3,173,912
	TOTAL NET ASSETS - 100.00%	$217,292,328

Percentages are stated as a percent of net assets.

Glossary of Terms
AMBAC	American Municipal Bond Assurance Corp.
ACA	American Capital Access
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Corp.
FSA	Federal Housing Authority/Agency
GO	General Obligation
HTSB	Harris Trust & Savings Bank
JPM	JP Morgan Chase Bank
MBIA	Municipal Bond Investors Assurance Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan
STAID	State Aid Withholding
XLCA	XL Capital Assurance

The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*:

	Cost of investments	$217,491,795
	Gross unrealized appreciation	207,944
	Gross unrealized depreciation	(3,581,396)
	Net unrealized appreciation	($3,373,452)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
June 30, 2006
AssetMark Core Plus Fixed Income
(Unaudited)

Shares			Value
	CONVERTIBLE PREFERRED STOCKS - 0.21%
	Automobiles - 0.21%
41,300	General Motors Corporation (b)		$1,008,133
18,600	General Motors Corporation		344,100
			1,352,233

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,293,628)		1,352,233

	PREFERRED STOCKS - 0.15%
	Banks - 0.11%
800,000	HSBC Capital Funding L.P. (Callable at $100.00 on 06/27/2013; Acquired 08/23/2004, Cost $756,752) (a)(c)(d)		720,757
	Consumer Finance - 0.03%
12,000	Corts Trust for Ford Motor Company		214,200
	Medical Supplies - 0.01%
51	Fresenius Medical Care Capital Trust II (a)		51,892

	TOTAL PREFERRED STOCKS (Cost $1,009,797)		986,849
Principal
Amount
	ASSET BACKED SECURITIES - 5.41%
$ 2,270,411	Accredited Mortgage Loan Trust
	Series 2005-3, 5.560%, 09/25/2035		2,273,844
6,750,000	Citibank Credit Card Insurance Trust
	Series 2006-A4, 5.450%, 05/10/2013		6,697,358
	Conseco Finance Securitizations Corp.
242,518	Series 2000-C, 6.800%, 03/15/2030		243,236
100,000	Series 2000-4, 8.310%, 04/01/2031		81,223
	Countrywide Asset-Backed Certificates
869,430	Series 2004-BC5, 5.590%, 07/25/2032		870,536
640,000	Series 2005-4, 4.460%, 09/25/2032		628,740
	Countrywide Home Equity Loan Trust
1,051,573	Series 2003-A, 5.430%, 03/15/2029		1,055,120
1,101,389	Series 2004-S, 5.320%, 02/15/2030		1,103,647
729,921	Series 2004-R, 5.330%, 03/15/2030		733,337
1,140,702	Series 2004-O, 5.360%, 02/15/2034		1,143,954
1,079,434	Series 2004-N, 5.500%, 02/15/2034		1,082,079
2,044,406	Series 2005-F, 5.440%, 12/15/2035		2,046,489
2,081,563	Series 2005-I, 5.310%, 02/15/2036		2,082,718
1,605,028	First Franklin Mortgage Loan Asset-Backed Certificates
	Series 2004-FF8, 5.590%, 10/25/2034		1,608,021
1,934,258	Home Equity Loan Trust
	Series 2005-HS1, 5.440%, 07/25/2020		1,931,084
2,470,556	IMPAC Secured Assets Corp.
	Series 2005-6, 5.570%, 10/25/2035		2,474,650
2,048,459	Indymac Mortgage Loan Trust
	Series 2005-AR16IP, 5.650%, 07/25/2045		2,053,179
	JetBlue Airways Corporation
878,000	Series 2004-2, G-1, 5.120%, 02/15/2018 (d)		876,881
900,000	Series 2004-2, G-2, 5.200%, 05/15/2018 (d)		884,453
384,549	Residential Asset Mortgage Products, Inc.
	Series 2004-RZ1, 5.560%, 03/25/2034		384,782
158,323	Residential Asset Securities Corporation
	Series 2004-KS1, 5.600%, 02/25/2034		158,461
	Washington Mutual
1,700,000	Series 2005-AR4, 4.580%, 04/25/2035		1,639,383
3,142,855	Series 2005-AR8, 5.610%, 07/25/2045 (d)		3,149,514

	TOTAL ASSET BACKED SECURITIES (Cost $35,292,022)		35,202,689

	COLLATERALIZED MORTGAGE OBLIGATIONS - 3.05%
993,749	Bank of America Corporation
	Series 2005-B, 5.110%, 04/20/2035		975,568
1,456,310	Bear Stearns Trust
	Series 2005-2, 4.760%, 04/25/2035		1,425,306
1,113,840	Central Bank of Argentina
	2.000%, 02/04/2018	ARS	504,772
	Countrywide Home Loans
1,133,704	Series 2005-11, 5.630%, 03/25/2035		1,140,464
1,348,840	Series 2005-11, 5.430%, 04/25/2035		1,304,708
676,085	CS First Boston Mortgage Securities Corp.
	Series 1997-C2, 6.550%, 01/17/2035		682,390
	FHLMC
686,686	Series 1647, 6.500%, 12/15/2008		688,897
2,351,842	Series 2329, 6.500%, 06/15/2031		2,386,612
1,355,027	Series 2338, 6.500%, 07/15/2031		1,374,317
222,077	FNMA
	Series 2005-T2, 5.250%, 11/28/2035		222,195
1,646,353	GSMPS Mortgage Loan Trust
	Series 2005-RP1, 5.670%, 01/25/2035		1,654,439
16,282	IMPAC Secured Assets Corp.
	Series 2004-3, 5.530%, 11/25/2034		16,297
2,700,000	Master Adjustable Rate Mortgages Trust
	Series 2004-13, 3.790%, 11/21/2034		2,542,665
765,927	Master Reperforming Loan Trust
	Series 2005-1, 7.000%, 08/25/2034		778,463
1,665,388	MLCC Mortgage Investors, Inc.
	Series 2005-1, 4.960%, 04/25/2035		1,630,463
846,382	Residential Asset Mortgage Products, Inc.
	Series 2004-SL4, 7.500%, 07/25/2032		863,574
1,659,507	Structured Adjustable Rate Mortgage Loan
	Series 2004-18, 5.010%, 12/25/2034		1,652,260

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,383,080)		19,843,390

	CORPORATE BONDS - 15.19%
	Aerospace & Defense - 0.01%
55,000	Drs Technologies, Inc.
	6.630%, 02/01/2016		53,488
	Auto Components - 0.01%
100,000	Visteon Corp.
	8.250%, 08/01/2010 (b)		94,000
	Automobiles - 0.55%
	DaimlerChrysler N.A.
750,000	5.780%, 09/10/2007 (d)		752,447
5,000	4.050%, 06/04/2008		4,836
150,000	7.200%, 09/01/2009		154,829
260,000	5.880%, 03/15/2011		256,008
670,000	Ford Motor Company
	7.450%, 07/16/2031 (b)		487,425
	General Motors Corporation
2,420,000	8.250%, 07/15/2023		1,917,850
30,000	8.380%, 07/15/2033 (b)		24,300
			3,597,695
	Banks - 3.10%
300,000	Aiful Corporation
	5.000%, 08/10/2010 (Acquired 08/03/2005 and 11/29/2005, Cost $298,321) (c)		285,527
750,000	ANZ Capital Trust II
	5.360%, 12/15/2053 (Callable at $100.00 on 12/15/2013; Acquired 08/23/2004, Cost $741,990) (c)		702,079
380,000	Bank Of America Corporation
	4.500%, 08/01/2010 (b)		364,724
995,000	Bank One Corp.
	2.630%, 06/30/2008 (b)		939,710
320,000	Banque Paribas
	6.880%, 03/01/2009		329,223
550,000	Countrywide Financial Corp.
	5.380%, 02/27/2008 (d)		550,301
700,000	First Chicago Corporation
	6.380%, 01/30/2009		712,459
250,000	First Union National Bank
	5.800%, 12/01/2008		251,568
280,000	General Electric Capital Corporation
	4.130%, 09/01/2009		268,392
760,000	Glitnir Bank I Hf
	6.690%, 06/15/2016 (Acquired 06/12/2006 and 06/21/2006, Cost $758,848) (c)		756,434
375,000	Greenpoint Bank
	9.250%, 10/01/2010		421,563
700,000	HBOS Capital Funding L.P.
	6.070%, 06/01/2049 (Acquired 08/23/2004, Cost $720,209) (c)(d)		683,040
685,000	HSBC Finance Corp.
	4.130%, 11/16/2009 (b)		652,463
4,000,000	Inter-American Development Bank
	0.500%, 05/29/2014		2,710,888
	JP Morgan Chase Bank
2,800,000	10.400%, 05/15/2009	BRL	1,323,792
5,100,000	6.000%, 05/15/2011 (d)	BRL	1,996,815
	Kaupthing Bank Hf
1,140,000	0.000%, 04/12/2011 (Acquired 04/07/2006, Cost $1,140,000) (c)(d)		1,141,801
250,000	7.130%, 05/19/2016 (Acquired 05/12/2006, Cost $248,680) (c)		250,514
600,000	Popular North America, Inc.
	5.200%, 12/12/2007		593,351
700,000	Popular North America, Inc.
	4.700%, 06/30/2009		677,035
	Resona Bank
450,000	4.130%, 12/31/2049	EUR	548,133
525,000	5.850%, 09/29/2049 (Acquired 09/08/2005, Cost $524,633) (c)		489,331
410,000	Resona Preferred Global Securities
	7.190%, 12/29/2049 (Acquired 07/20/2005, Cost $413,311) (c)		411,935
990,000	Royal Bank of Scotland Group PLC
	9.120%, 03/31/2049		1,088,079
600,000	Shinsei Finance Cayman Ltd
	6.420%, 07/20/2048 (Acquired 02/16/2006 and 06/19/2006, Cost $592,226) (c)		564,512
550,000	Sovereign Bank
	4.380%, 08/01/2013 (d)		534,045
125,000	TD Capital
	1.000%, 05/01/2016	EUR	165,977
320,000	Wells Fargo Company
	4.200%, 01/15/2010		306,044
575,000	ZFS Finance USA Trust I
	6.150%, 12/15/2065 (Acquired 03/30/2006, Cost $560,263) (b)(c)		551,415
			20,271,150
	Beverages - 0.07%
490,000	Anheuser-Busch Companies, Inc.
	4.950%, 01/15/2014		465,574
	Business Services - 0.03%
46,000	Dyncorp International LLC
	9.500%, 02/15/2013		48,070
40,000	Electronic Data Systems Corp.
	7.130%, 10/15/2009		41,340
80,000	Lamar Media Corp.
	7.250%, 01/01/2013		78,600
30,000	UGS Corp.
	10.000%, 06/01/2012		32,400
			200,410
	Capital Markets - 0.74%
30,000	E Trade Financial Corp.
	7.380%, 09/15/2013		30,150
	Goldman Sachs Group, Inc.
200,000	4.500%, 06/15/2010		191,383
140,000	5.000%, 01/15/2011		135,525
1,610,000	Lehman Brothers E-Capital Trust I
	5.950%, 08/19/2035 (d)		1,611,470
1,350,000	Lehman Brothers Holdings, Inc.
	4.500%, 07/26/2010		1,290,823
350,000	Lehman Brothers Holdings, Inc.
	4.000%, 01/22/2008		340,982
250,000	Mizuho Jgb Invest
	9.870%, 06/30/2049 (Acquired 08/22/2005 and 08/23/2005, Cost $281,077) (c)(d)		267,806
570,000	Morgan Stanley
	3.630%, 04/01/2008		551,860
430,000	Wachovia Capital Trust II
	5.800%, 03/15/2042		417,694
			4,837,693
	Chemicals - 0.03%
70,000	IMC Global, Inc.
	10.880%, 06/01/2008		74,900
12,000	Lyondell Chemical Co.
	9.630%, 05/01/2007		12,240
20,000	Macdermid, Inc.
	9.130%, 07/15/2011		21,000
63,000	Westlake Chem Corp.
	6.630%, 01/15/2016		58,511
			166,651
	Commercial Services & Supplies - 0.30%
375,000	Allied Waste North Amer, Inc.
	7.130%, 05/15/2016 (Acquired 06/05/2006, Cost $339,517) (c)		355,312
1,275,000	PHH Corp.
	6.000%, 03/01/2008		1,273,733
325,000	Waste Management, Inc.
	6.380%, 11/15/2012		331,977
			1,961,022
	Communications - 0.83%
150,000	AMFM Inc.
	8.000%, 11/01/2008		156,038
295,000	British Telecommunications PLC
	8.380%, 12/15/2010		324,173
500,000	Comcast Cable Communications Holdings, Inc.
	9.460%, 11/15/2022 (b)		622,665
	Deutsche Telekom International Finance B.V.
350,000	5.750%, 03/23/2016 (b)		330,934
675,000	8.250%, 06/15/2030		781,516
45,000	Eircom Funding
	8.250%, 08/15/2013		47,925
35,000	News American, Inc.
	6.200%, 12/15/2034		31,862
	Rogers Cable, Inc.
220,000	5.500%, 03/15/2014		196,350
110,000	6.750%, 03/15/2015		105,325
	Sprint Capital Corp.
1,220,000	6.000%, 01/15/2007		1,221,792
100,000	7.630%, 01/30/2011		106,545
675,000	6.880%, 11/15/2028		681,939
	Telecom Italia Capital
125,000	4.000%, 01/15/2010		117,066
500,000	4.950%, 09/30/2014		448,363
190,000	5.250%, 10/01/2015		172,279
50,000	Verizon Global Funding Corp.
	7.380%, 09/01/2012		53,214
			5,397,986
	Consumer Finance - 1.53%
	Ford Motor Credit Company
670,000	6.630%, 06/16/2008		637,985
5,345,000	5.800%, 01/12/2009		4,885,779
	General Motors Acceptance Corporation
140,000	4.375%, 12/10/2007		134,750
270,000	7.750%, 01/19/2010		268,812
410,000	General Motors Acceptance Corportaion
	4.500%, 07/15/2006		409,169
	General Motors Acceptance Corporation
130,000	6.130%, 08/28/2007		128,675
510,000	6.130%, 01/22/2008 (b)		500,121
2,490,000	5.850%, 01/14/2009		2,388,291
625,000	6.880%, 09/15/2011 (b)		596,986
			9,950,568
	Consumer Products - 0.00%
20,000	American Achievement Corp.
	8.250%, 04/01/2012		19,800
	Consumer Services - 0.00%
18,000	Nationsrent, Inc.
	9.500%, 10/15/2010		19,260
	Diversified Financial Services - 0.46%
	General Electric Capital Corporation
200,000	4.250%, 01/15/2008		196,226
650,000	5.170%, 09/15/2014 (d)		654,329
	General Motors Acceptance Corporation
70,000	6.310%, 11/30/2007		67,468
330,000	6.600%, 09/23/2008 (d)		323,501
350,000	ILFC E-Capital Trust I
	5.900%, 12/21/2065 (Acquired 01/18/2006, Cost $352,814) (b)(c)(d)		341,510
30,000	Rabobank Capital Funding Trust II
	5.260%, 12/29/2049 (Acquired 05/23/2005, Cost $30,488) (c)(d)		28,191
180,000	Rabobank Capital Funding Trust III
	5.250%, 10/31/2049 (Acquired 10/14/2004 and 05/20/2005, Cost $180,433) (c)(d)		165,215
1,397,825	Steers Holdings Ltd.
	6.000%, 05/15/2045 (Acquired 02/14/2006, Cost $1,534,491) (c)		1,242,261
			3,018,701
	Diversified Telecommunication Services - 0.59%
300,000	ALLTEL Corporation
	4.660%, 05/17/2007		297,852
700,000	Ameritech Capital Funding Corp.
	6.250%, 05/18/2009		704,061
30,000	Bellsouth Corp.
	4.750%, 11/15/2012		27,854
95,000	Cincinnati Bell Inc.
	7.000%, 02/15/2015		90,012
30,000	Citizens Communications Co.
	9.250%, 05/15/2011		32,400
475,000	Embarq Corp.
	8.000%, 06/01/2036		478,782
850,000	Qwest Communications International, Inc.
	8.250%, 02/15/2009 (d)		870,187
127,000	Qwest Communications International, Inc.
	7.250%, 02/15/2011		123,825
520,000	Royal Kpn Nv
	8.380%, 10/01/2030		559,741
410,000	Sbc Communications, Inc.
	5.100%, 09/15/2014 (b)		380,984
285,000	Windstream Corp.
	8.630%, 08/01/2016 (Acquired 06/28/2006, Cost $277,891) (c)		292,838
			3,858,536
	Electric Services - 0.25%
475,000	CenterPoint Energy Resources Corp.
	7.880%, 04/01/2013 (b)		517,004
700,000	Midamerican Energy Holdings
	7.520%, 09/15/2008		724,272
375,000	Midwest Generation LLC
	8.750%, 05/01/2034		399,375
			1,640,651
	Electric Utilities - 0.56%
	Dominion Resources Inc.
80,000	4.750%, 12/15/2010		76,433
300,000	5.700%, 09/17/2012		293,944
295,000	Duke Energy Corp.
	5.630%, 11/30/2012		291,881
340,000	Exelon Corp.
	5.630%, 06/15/2035		299,245
	FirstEnergy Corp.
200,000	6.450%, 11/15/2011		203,733
1,585,000	7.380%, 11/15/2031		1,705,519
70,000	Oncor Electric Delivery Co.
	6.380%, 01/15/2015		70,277
170,000	Pacific Gas & Electric Co.
	6.050%, 03/01/2034		160,969
475,000	Progress Energy, Inc.
	7.750%, 03/01/2031		531,361
			3,633,362
	Electrical Equipment - 0.35%
100,000	L-3 Communications Corp.
	6.380%, 10/15/2015		96,000
	Tyco International Group S.A.
500,000	4.440%, 06/15/2007 (Acquired 08/23/2004, Cost $503,658) (c)		491,167
325,000	6.380%, 10/15/2011		331,991
1,285,000	6.880%, 01/15/2029		1,328,406
			2,247,564
	Energy Equipment & Services - 0.02%
60,000	Geophysique
	7.500%, 05/15/2015 (Acquired 01/27/2006, Cost $61,950) (c)		58,950
50,000	Pride International Inc.
	7.380%, 07/15/2014		50,500
10,000	Semgroup LP
	8.750%, 11/15/2015 (Acquired 11/04/2005, Cost $9,838) (c)		10,000
			119,450
	Food Products - 0.20%
375,000	Dean Foods Co.
	7.000%, 06/01/2016		364,687
195,000	Kraft Foods, Inc.
	5.630%, 11/01/2011		192,288
125,000	Land O Lakes, Inc.
	9.000%, 12/15/2010		130,625
550,000	Tyson Foods, Inc.
	8.250%, 10/01/2011		582,881
			1,270,481
	Health Care Providers & Services - 0.25%
100,000	Amerisourcebergen Corp.
	5.880%, 09/15/2015 (Acquired 09/08/2005, Cost $99,500) (c)		94,750
65,000	Davita, Inc.
	7.250%, 03/15/2015		62,725
460,000	HCA, Inc.
	6.750%, 07/15/2013		441,567
80,000	Service Corporation International
	7.000%, 06/15/2017 (Acquired 06/10/2005, Cost $79,202) (c)		75,200
	Tenet Healthcare Corp.
39,000	9.880%, 07/01/2014		39,195
908,000	9.500%, 02/01/2015 (Acquired 01/25/2005, Cost $893,526) (b)(c)		894,380
			1,607,817
	Hotels Restaurants & Leisure - 0.21%
	Boyd Gaming Corp.
65,000	6.750%, 04/15/2014		61,994
160,000	7.130%, 02/01/2016		155,400
500,000	Harrahs Operating Company, Inc.
	5.500%, 07/01/2010		488,228
85,000	Host Marriott L P
	6.750%, 06/01/2016 (Acquired 03/29/2006, Cost $85,000) (c)		81,494
60,000	Inn of the Mountain Gods Resort & Casino
	12.000%, 11/15/2010		64,050
	MGM Mirage Inc.
10,000	9.500%, 08/01/2008		10,625
180,000	8.500%, 09/15/2010		187,875
120,000	6.630%, 07/15/2015		112,500
30,000	Premier Entertainment Biloxi LLC
	10.750%, 02/01/2012		31,125
20,000	River Rock Entertainment
	9.750%, 11/01/2011		21,150
	Station Casinos, Inc.
140,000	6.880%, 03/01/2016		131,250
15,000	6.630%, 03/15/2018		13,650
			1,359,341
	Household Durables - 0.08%
500,000	D R Horton, Inc.
	6.880%, 05/01/2013		499,484
	Independent Power Producers & Energy Traders - 0.24%
120,000	Duke Energy Corp.
	6.250%, 01/15/2012		122,207
	Txu Corp.
500,000	4.800%, 11/15/2009		478,178
60,000	5.550%, 11/15/2014		54,721
1,045,000	6.550%, 11/15/2034		923,241
			1,578,347
	Insurance - 0.90%
150,000	ACE Limited
	6.000%, 04/01/2007		150,169
400,000	Arch Capital Group Ltd.
	7.350%, 05/01/2034		399,750
130,000	ASIF Global Financing XIX
	4.900%, 01/17/2013 (Acquired 05/18/2005 through 05/20/2005, Cost $129,758) (c)		123,365
1,250,000	ASIF Global Financing XXIII
	3.900%, 10/22/2008 (Acquired 04/01/2005, Cost $1,226,796) (c)		1,204,004
890,000	CNA Financial Corp.
	7.250%, 11/15/2023		890,419
550,000	Endurance Specialty Holdings
	6.150%, 10/15/2015		515,735
300,000	Liberty Mutual Group, Inc.
	7.000%, 03/15/2034 (Acquired 09/09/2004, Cost $304,392) (c)		277,813
575,000	Lincoln National Corp.
	7.000%, 05/17/2066		571,544
300,000	Phoenix Life Ins Co.
	7.150%, 12/15/2034 (Acquired 06/27/2006, Cost $295,293) (c)		294,794
650,000	Prudential Insurance Co.
	7.650%, 07/01/2007 (Acquired 08/24/2004, Cost $676,259) (c)		662,691
450,000	QBE Insurance Group Ltd.
	5.650%, 07/01/2023 (Callable at $100.00 on 07/01/2013; Acquired 08/23/2004, Cost $441,198) (c)(d)		427,166
150,000	Royal & Sun Alliance Insurance
	8.500%, 12/08/2049	GBP	314,884
			5,832,334
	IT Services - 0.01%
90,000	Sungard Data Systems, Inc.
	9.130%, 08/15/2013 (Acquired 07/27/2005, Cost $90,000) (c)		93,825
	Machinery - 0.01%
75,000	Terex Corp.
	7.380%, 01/15/2014		75,000
	Media - 0.78%
30,000	Amc Entertainment, Inc.
	11.000%, 02/01/2016		32,250
	Clear Channel Communications, Inc.
330,000	5.500%, 09/15/2014		299,228
270,000	4.900%, 05/15/2015		230,867
30,000	Clear Channel Communications, Inc.
	4.630%, 01/15/2008		29,391
320,000	Comcast Corp.
	6.500%, 01/15/2015		323,031
	COX Communications, Inc.
220,000	3.880%, 10/01/2008		210,558
1,000,000	4.630%, 01/15/2010		954,616
520,000	COX Enterprises, Inc.
	4.380%, 05/01/2008 (Acquired 03/17/2005, Cost $517,048) (c)		503,509
	CSC Holdings, Inc.
45,000	7.630%, 04/01/2011		45,225
100,000	7.630%, 07/15/2018		99,500
110,000	DirecTV Holdings LLC
	6.380%, 06/15/2015		102,025
	EchoStar DBS Corporation
40,000	6.630%, 10/01/2014		37,700
160,000	7.130%, 02/01/2016 (Acquired 01/19/2006, Cost $159,379) (c)		154,800
105,000	Kabel Deutschland GmbH
	10.630%, 07/01/2014 (Acquired 01/10/2006 and 02/07/2006, Cost $111,323) (c)		111,300
	Liberty Media Corp.
460,000	7.880%, 07/15/2009		478,527
20,000	5.700%, 05/15/2013		18,263
70,000	Quebecor Media, Inc.
	7.750%, 03/15/2016 (Acquired 01/11/2006, Cost $70,000) (c)		68,950
40,000	The Reader's Digest Association Inc.
	6.500%, 03/01/2011		38,800
20,000	Sinclair Broadcast Group, Inc.
	8.000%, 03/15/2012		20,400
	Time Warner, Inc.
450,000	6.880%, 05/01/2012		465,617
405,000	7.700%, 05/01/2032		441,464
400,000	Viacom, Inc.
	5.750%, 04/30/2011 (Acquired 04/05/2006, Cost $397,584) (c)		393,295
			5,059,316
	Metals & Mining - 0.01%
100,000	Codelco Inc.
	4.750%, 10/15/2014 (Acquired 10/21/2004, Cost $98,482) (c)		91,570
	Multiline Retail - 0.25%
40,000	JCPenney Co., Inc.
	7.400%, 04/01/2037		42,030
470,000	Target Corp.
	5.400%, 10/01/2008		468,594
1,150,000	Wal-Mart Stores, Inc.
	3.380%, 10/01/2008 (b)		1,098,243
			1,608,867
	Multi-Utilities - 0.10%
60,000	AES Corp/The
	7.750%, 03/01/2014		60,600
50,000	CenterPoint Energy, Inc.
	7.250%, 09/01/2010		52,104
400,000	Midamerican Energy Holdings
	6.130%, 04/01/2036 (Acquired 03/21/2006, Cost $399,828) (c)		375,140
170,000	Nrg Energy, Inc.
	7.250%, 02/01/2014		166,175
			654,019
	Oil & Gas - 1.66%
830,000	Amerada Hess Corp.
	7.300%, 08/15/2031		882,158
50,000	Amerigas Partners L P
	7.250%, 05/20/2015		47,500
380,000	Anadarko Finance Co.
	6.750%, 05/01/2011		390,854
445,000	Apache Finance Canada Corp.
	4.380%, 05/15/2015		399,667
	Chesapeake Energy Corp.
60,000	6.380%, 06/15/2015		55,950
80,000	6.250%, 01/15/2018		73,400
420,000	ChevronTexaco Capital Co.
	3.500%, 09/17/2007		409,858
70,000	Conoco Funding Co.
	6.350%, 10/15/2011		72,098
385,000	Conoco Inc.
	6.950%, 04/15/2029		420,178
285,000	ConocoPhillips Inc.
	4.750%, 10/15/2012 (b)		271,425
415,000	Devon Energy Corporation
	7.950%, 04/15/2032		479,611
309,000	El Paso Natural Gas Co.
	8.380%, 06/15/2032		330,205
	El Paso Corp.
538,000	7.800%, 08/01/2031		525,222
530,000	7.750%, 01/15/2032 (b)		518,737
	Energy Transfer Partners L P
425,000	5.650%, 08/01/2012		410,666
425,000	5.950%, 02/01/2015		409,935
1,255,000	Kerr-McGee Corp.
	7.880%, 09/15/2031 (b)		1,422,836
	Kinder Morgan Energy Partners
110,000	6.300%, 02/01/2009		110,556
470,000	6.750%, 03/15/2011		480,615
50,000	Peabody Energy Corp.
	5.880%, 04/15/2016		46,000
	Pemex Project Funding Master Trust
560,000	7.380%, 12/15/2014		579,320
230,000	6.630%, 06/15/2035 (Acquired 01/27/2006, Cost $229,352) (c)		208,437
100,000	Pogo Producing Co.
	6.880%, 10/01/2017		93,125
140,000	Suburban Propane Partners L.P.
	6.880%, 12/15/2013		131,600
150,000	Western Oil Sands, Inc.
	8.380%, 05/01/2012		160,125
	Williams Companies, Inc.
800,000	7.500%, 01/15/2031		776,000
230,000	7.750%, 06/15/2031 (b)		227,700
800,000	XTO Energy, Inc.
	7.500%, 04/15/2012		851,442
			10,785,220
	Paper & Forest Products - 0.11%
705,000	Weyerhaeuser Co.
	6.750%, 03/15/2012		721,116
	Real Estate - 0.39%
250,000	Arden Realty LP
	9.150%, 03/01/2010		279,194
300,000	EOP Operating L.P.
	7.750%, 11/15/2007		307,524
	Forest City Enterprises, Inc.
10,000	7.630%, 06/01/2015		10,125
29,000	6.500%, 02/01/2017		27,260
	iStar Financial, Inc.
225,000	5.130%, 04/01/2011		215,647
325,000	5.650%, 09/15/2011		318,153
	iStar Financial, Inc.
225,000	8.750%, 08/15/2008		236,982
100,000	5.700%, 03/01/2014		96,557
350,000	Simon Property Group, L.P.
	7.130%, 09/20/2007		353,521
515,000	Summit Properties Partnership
	7.200%, 08/15/2007		519,184
	Ventas Realty L.P.
50,000	6.750%, 06/01/2010		49,750
40,000	9.000%, 05/01/2012		44,000
30,000	6.630%, 10/15/2014		29,250
40,000	7.130%, 06/01/2015		40,200
			2,527,347
	Road & Rail - 0.05%
80,000	Hertz Corp.
	8.880%, 01/01/2014 (Acquired 12/15/2005 and 01/25/2006, Cost $80,156) (c)		82,400
14,000	Kansas City Southern Railway Co.
	9.500%, 10/01/2008		14,735
230,000	Union Pacific Corp.
	5.380%, 05/01/2014		223,318
			320,453
	Software - 0.11%
750,000	Computer Associates, Inc.
	4.750%, 12/01/2009 (Acquired 05/26/2005 and 08/31/2005, Cost $744,379) (c)		715,232
	Special Purpose Entity - 0.05%
30,000	Hexion
	9.000%, 07/15/2014		30,525
330,000	Mufg Capital Finance 1 Ltd.
	6.350%, 07/29/2049		318,896
			349,421
	Specialty Retail - 0.00%
25,000	Amerigas Partners L P
	7.130%, 05/20/2016		23,562
	Textiles, Apparel & Luxury Goods - 0.04%
125,000	INVISTA
	9.250%, 05/01/2012 (Acquired 04/23/2004 and 09/16/2004, Cost $101,675) (c)		131,875
50,000	Oxford Industries, Inc.
	8.880%, 06/01/2011		50,250
51,000	Russell Corp.
	9.250%, 05/01/2010		53,614
			235,739
	Tobacco - 0.22%
770,000	Altria Group, Inc.
	7.000%, 11/04/2013		813,515
525,000	Philip Morris Companies, Inc.
	7.750%, 01/15/2027 (b)		590,682
			1,404,197
	Transportation - 0.03%
41,000	Horizon Lines Llc
	9.000%, 11/01/2012		41,820
60,000	Omi Corp.
	7.630%, 12/01/2013		60,150
86,000	Teekay Shipping Corp.
	8.880%, 07/15/2011		90,515
			192,485
	Wireless Telecommunication Services - 0.06%
225,000	America Movil SA de CV
	6.380%, 03/01/2035		196,700
	Nextel Communications, Inc.
15,000	5.950%, 03/15/2014		14,431
120,000	7.380%, 08/01/2015		122,228
40,000	Rogers Wireless Communications, Inc.
	6.380%, 03/01/2014		38,300
			371,659

	TOTAL CORPORATE BONDS (Cost $101,549,216)		98,930,393

	FOREIGN GOVERNMENT NOTE/BONDS - 2.95%
2,900,000	Arab Republic of Egypt
	4.450%, 09/15/2015		2,689,306
	Brazil Federative Republic
1,190,000	8.000%, 01/15/2018		1,258,425
284,000	8.880%, 04/15/2024		315,884
175,000	10.130%, 05/15/2027		217,875
72,000	12.250%, 03/06/2030		105,840
766,000	11.000%, 08/17/2040		950,798
813,380	Canadian Government Inflationary Index Note
	4.000%, 12/01/2031	CAD	1,039,404
1,390,000	Queensland Treasury Corp.
	6.000%, 06/14/2011	AUD	1,037,000
810,000	Republic of Argentina
	2.000%, 01/03/2016	ARS	446,272
322,000	Republic of Columbia
	11.750%, 02/25/2020		425,040
401,000	Republic of Panama
	7.125%, 01/29/2026		388,970
	Russia Government International Bond
270,000	5.000%, 03/31/2030		287,971
2,740,000	5.000%, 03/31/2030		2,922,377
	United Mexican States
14,000	5.630%, 01/15/2017 (b)		13,055
48,060,000	8.000%, 12/19/2013	MXN	4,018,966
520,000	11.500%, 05/15/2026 (b)		768,300
400,000	8.300%, 08/15/2031		463,000
1,759,000	7.500%, 04/08/2033		1,873,335

	TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $18,972,502)		19,221,818

	MORTGAGE BACKED SECURITIES - 34.44%
	Bank of America Corporation
770,000	Series 2005-5, 5.120%, 10/10/2045		728,467
3,500,000	Series 2005-6, 5.350%, 09/10/2047		3,346,546
	Bear Stearns Trust
825,920	Series 2004-9, 5.220%, 09/25/2034 (b)		815,707
3,000,000	Series 2005-PWR10, 5.410%, 12/11/2040		2,900,225
2,000,000	Citigroup Commercial Mortgage Trust
	Series 2006-C4, 5.720%, 03/15/2049		1,984,159
2,500,000	Citigroup/Deutsche Bank Commerical Mortgage
	Series TR, 5.550%, 01/15/2046		2,413,474
	Countrywide Asset-Backed Certificates
1,258,313	Series 2005-36, 4.980%, 08/25/2035		1,232,265
2,245,970	Series 2005-27, 5.700%, 08/25/2035		2,172,484
1,333,377	Series 2005-51, 5.590%, 11/20/2035		1,340,710
1,928,057	Series 2005-59, 5.600%, 11/20/2035		1,936,344
2,871,494	Series 2005-62, 5.630%, 12/25/2035		2,886,369
1,464,416	Countrywide Home Loans
	Series 2005-R1, 5.680%, 03/25/2035		1,470,041
	FHLMC
1,000,000	Series 2590, 5.000%, 03/15/2018		957,238
1,871,065	Pool #C9-0732, 5.500%, 11/01/2023		1,822,323
5,190,298	Pool #1G-0058, 4.620%, 01/01/2035		5,073,302
2,683,396	Pool #1H-2524, 4.580%, 08/01/2035		2,624,696
3,568,183	Pool #1J-1216, 4.970%, 08/01/2035		3,482,552
	FHLMC Gold
772,114	Pool #G1-1529, 4.000%, 02/01/2019		713,271
841,114	Pool #B1-3889, 4.000%, 04/01/2019		776,613
156,730	Pool #B1-3904, 4.000%, 04/01/2019		144,712
140,744	Pool #B1-3780, 4.000%, 05/01/2019		129,951
199,998	Pool #B1-4226, 4.000%, 05/01/2019		184,661
203,580	Pool #B1-4753, 4.000%, 05/01/2019		187,968
241,264	Pool #B1-4858, 4.000%, 05/01/2019		222,762
808,584	Pool #B1-4874, 4.000%, 05/01/2019		746,578
253,977	Pool #B1-4975, 4.000%, 06/01/2019		234,501
163,877	Pool #B1-4996, 4.000%, 06/01/2019		151,310
24,883	Pool #B1-5016, 4.000%, 06/01/2019		22,987
187,146	Pool #B1-5062, 4.000%, 06/01/2019		172,794
130,775	Pool #B1-5063, 4.000%, 06/01/2019		120,747
159,183	Pool #B1-5083, 4.000%, 06/01/2019		146,976
587,613	Pool #B1-5134, 4.000%, 06/01/2019		542,551
356,894	Pool #B1-5203, 4.000%, 06/01/2019		329,526
358,158	Pool #B1-5204, 4.000%, 06/01/2019		330,693
409,044	Pool #E0-1652, 4.000%, 06/01/2019		377,752
959,863	Pool #D9-6291, 4.500%, 09/01/2023		889,669
728,409	Pool #C0-1385, 6.500%, 08/01/2032		735,484
263,801	Pool #C7-0562, 6.500%, 09/01/2032		266,364
288,949	Pool #C7-0760, 6.500%, 09/01/2032		291,755
3,068,434	Pool #78-0447, 4.260%, 04/01/2033		3,016,725
3,902,815	Pool #G0-8085, 5.000%, 10/01/2035		3,648,898
3,000,000	First Union National Bank Commercial Mortgage
	Series 2000-C2, 7.200%, 10/15/2032		3,156,884
	FNMA
3,475,748	Pool #668357, 5.000%, 12/01/2017		3,356,234
188,599	Pool #695826, 5.000%, 04/01/2018		182,105
4,768,851	Pool #555549, 5.000%, 06/01/2018		4,604,652
5,000,000	Pool #734788, 4.000%, 09/01/2018		4,623,410
643,307	Pool #745388, 5.000%, 11/01/2018		621,157
1,058,692	Pool #745387, 5.000%, 04/01/2019		1,022,239
160,162	Pool #735985, 5.000%, 06/01/2019		154,648
168,486	Pool #785640, 5.000%, 11/01/2019		162,573
1,113,145	Pool #254832, 5.500%, 08/01/2023		1,084,096
1,912,897	Pool #254915, 4.500%, 09/01/2023		1,773,345
125,066	Pool #251925, 6.500%, 07/01/2028		126,388
118,120	Pool #435151, 6.500%, 07/01/2028		119,369
489,948	Pool #433575, 6.500%, 09/01/2028		495,127
435,575	Pool #251985, 6.500%, 10/01/2028		440,179
652,743	Pool #446107, 6.500%, 11/01/2028		659,643
754,804	Pool #452955, 6.500%, 11/01/2028		762,783
389,125	Pool #457553, 6.500%, 01/01/2029		393,238
279,302	Pool #252255, 6.500%, 02/01/2029		282,254
175,629	Pool #252342, 6.500%, 04/01/2029		177,472
650,602	Pool #323632, 6.500%, 04/01/2029		657,645
786,866	Pool #494339, 6.500%, 04/01/2029		795,121
155,952	Pool #252497, 6.500%, 06/01/2029		157,588
84,257	Pool #498092, 6.500%, 06/01/2029		85,141
653,903	Pool #500441, 6.500%, 06/01/2029		660,763
882,720	Pool #501198, 6.500%, 06/01/2029		891,980
366,991	Pool #503223, 6.500%, 07/01/2029		370,841
99,537	Pool #504708, 6.500%, 07/01/2029		100,581
104,119	Pool #535476, 6.500%, 07/01/2029		105,220
1,331,126	Pool #544859, 5.380%, 08/01/2029		1,335,894
77,665	Pool #535506, 6.500%, 08/01/2030		78,480
1,801,444	Pool #786848, 7.000%, 10/01/2031		1,847,497
1,113,442	Pool #607398, 6.500%, 11/01/2031		1,123,945
1,861,079	Pool #879906, 3.850%, 10/01/2033		1,810,795
1,847,652	Pool #733132, 3.540%, 04/01/2034		1,825,361
752,475	Series 2004-71, 8.000%, 04/25/2034		51,989
1,628,830	Pool #782284, 6.000%, 09/01/2034		1,608,673
1,409,585	Pool #791563, 6.000%, 09/01/2034		1,390,610
61,064	Pool #794371, 6.000%, 09/01/2034		60,242
2,523,440	Pool #802783, 4.190%, 10/01/2034		2,493,821
304,653	Pool #798711, 6.000%, 10/01/2034		300,552
1,612,968	Pool #802493, 6.000%, 11/01/2034		1,591,255
10,695,671	Pool #735224, 5.500%, 02/01/2035 (b)		10,321,461
3,596,093	Pool #808057, 6.000%, 02/01/2035		3,543,366
1,523,018	Pool #773306, 6.000%, 05/01/2035		1,500,687
7,308,784	Pool #827741, 5.500%, 06/01/2035		7,027,285
2,396,691	Pool #829334, 4.590%, 09/01/2035		2,366,847
6,187,818	Pool #820345, 5.000%, 09/01/2035		5,789,862
14,950,980	Pool #832738, 5.500%, 09/01/2035 (b)		14,375,142
2,622,946	Pool #836464, 5.030%, 10/01/2035		2,691,753
1,633,639	Pool #836852, 5.030%, 10/01/2035		1,676,493
588,836	Pool #836273, 5.500%, 10/01/2035		566,157
188,871	Pool #745000, 6.000%, 10/01/2035		186,102
3,897,545	Pool #844158, 5.000%, 11/01/2035		3,646,884
1,065,709	Pool #843823, 5.020%, 11/01/2035		1,093,639
192,480	Pool #843997, 5.030%, 11/01/2035		197,530
191,380	Pool #844052, 5.030%, 11/01/2035		196,400
192,783	Pool #844148, 5.030%, 11/01/2035		197,840
196,626	Pool #844237, 5.030%, 11/01/2035		201,789
191,719	Pool #844789, 5.030%, 11/01/2035		196,753
3,000,000	GE Capital Commercial Mortgage Corporation
	Series 2005-C4, 5.510%, 11/10/2045		2,897,251
2,500,000	General Motors Acceptance Corporation
	Series 2002-C1, 6.280%, 11/15/2039		2,555,388
	GNMA
1,785,266	Pool #618907X, 5.000%, 09/15/2033		1,691,857
615,235	Pool #081116M, 4.750%, 10/20/2034		608,132
185,382	Pool #520279X, 5.000%, 11/15/2034		175,716
709,484	Pool #081150M, 4.500%, 11/20/2034		697,570
2,015,304	Pool #081153M, 4.750%, 11/20/2034		1,991,981
4,682,485	Pool #644812X, 6.000%, 05/15/2035		4,647,394
800,000	GS Mortgage Securities Corporation II
	Series 2005-GG4, 4.680%, 07/10/2039		754,559
	Harborview Mortgage Loan Trust
2,790,685	Series 2005-10, 5.390%, 11/19/2035		2,801,393
742,503	Series 2005-16, 5.320%, 01/19/2036		744,717
3,439,091	Series 2005-16, 5.330%, 01/19/2036		3,451,542
2,669,998	IMPAC Secured Assets Corp.
	Series 2005-2, 5.650%, 03/25/2036		2,677,347
586,253	Indymac Mortgage Loan Trust
	Series 2005-AR15, 5.100%, 09/25/2035		555,295
	JP Morgan Commercial Mortgage
1,880,000	Series 2005-CIBC12, 4.900%, 09/12/2037		1,751,798
1,500,000	Series 2005-LDP2, 4.740%, 07/15/2042		1,380,746
4,441,465	Lehman Brothers Trust
	Series 2005-5N, 5.630%, 11/25/2035		4,452,922
	Lehman Brothers-UBS Commercial Mortgage Trust
600,000	Series 2005-C3, 4.660%, 07/15/2030		564,271
520,000	Series 2005-C3, 4.740%, 07/15/2030		479,965
2,000,000	Series 2006-C1, 5.160%, 02/15/2031		1,897,113
1,030,000	Merrill Lynch Mortgage Trust
	Series 2006-C1, 5.840%, 05/12/2039		1,020,037
770,000	Morgan Stanley
	Series 2005-HQ6, 4.990%, 08/13/2042		723,227
2,346,207	Residential Accredit Loans, Inc.
	Series 2005-QO4, 5.600%, 12/25/2045		2,356,663
	Thornburg Mortgage Trust
4,708,819	Series 2006-1, 5.490%, 01/25/2036		4,702,435
6,200,000	Series 2006-3, 5.290%, 06/25/2036		6,200,000
	Washington Mutual
2,968,685	Series 2005-AR13, 5.610%, 10/25/2045		2,987,862
3,286,130	Series 2005-AR15, 5.580%, 11/25/2045		3,296,850
2,722,794	Series 2005-AR15, 5.600%, 11/25/2045		2,733,154
2,793,641	Series 2005-AR17, 5.590%, 12/25/2045		2,803,350
2,716,832	Series 2005-AR19, 5.590%, 12/25/2045		2,725,974
	Wells Fargo Company
2,376,315	Series 2005-AR16, 4.980%, 10/25/2035		2,360,043
4,807,863	Series 2006-AR2, 5.090%, 03/25/2036		4,712,263

	TOTAL MORTGAGE BACKED SECURITIES (Cost $229,436,131)		224,288,745

	MUNICIPAL BONDS - 0.52%
3,440,000	Virginia Housing Development Authority
	6.000%, 06/25/2034		3,362,462

	TOTAL MUNICIPAL BONDS (Cost $3,382,961)		3,362,462

	SUPRANATIONAL OBLIGATIONS - 0.21%
1,150,000	Argentina
	11.380%, 03/15/2010 (Default effective 03/01/2002) (f)		322,000
820,000	Gazinvest
	7.250%, 10/30/2008		831,480
250,000	General Motors Corporation
	8.380%, 07/05/2033	EUR	249,721

	TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,574,060)		1,403,201

	U.S. GOVERNMENT AGENCY ISSUES - 24.29%
420,000	FAMC
	4.250%, 07/29/2008		410,166
	FFCB
2,000,000	3.800%, 09/07/2007 (b)		1,961,754
3,000,000	3.630%, 01/04/2008 (b)		2,920,998
4,000,000	4.550%, 08/10/2012 (b)		3,816,692
3,000,000	4.500%, 01/22/2015 (b)		2,798,127
1,500,000	4.800%, 10/19/2015 (b)		1,423,112
	FHLB
1,400,000	4.800%, 02/15/2007 (b)		1,393,732
4,000,000	4.320%, 03/20/2008 (b)		3,925,956
760,000	5.130%, 06/18/2008 (b)		755,494
4,000,000	7.380%, 02/12/2010 (b)		4,250,560
1,200,000	4.080%, 04/26/2010 (b)		1,144,898
3,000,000	4.000%, 02/15/2011 (b)		2,823,510
6,000,000	4.880%, 12/14/2012 (b)		5,805,006
	FHLMC
1,990,000	4.380%, 11/16/2007 (b)		1,961,195
10,000,000	4.750%, 10/17/2008 (b)		9,820,760
3,070,000	4.750%, 01/18/2011 (b)		2,982,023
2,010,000	5.000%, 07/15/2014 (b)		1,951,004
619,145	5.000%, 10/01/2018		597,519
3,000,000	5.000%, 07/01/2020		2,887,500
900,000	5.000%, 07/01/2034		840,656
880,000	5.630%, 11/23/2035 (b)		804,426
	FNCL
1,000,000	5.000%, 07/01/2019		963,125
24,400,000	5.000%, 07/01/2034		22,814,000
7,200,000	6.000%, 07/01/2034		7,087,500
	FNMA
3,000,000	3.550%, 01/12/2007 (b)		2,969,412
220,000	3.880%, 02/15/2010 (b)		208,839
1,000,000	5.500%, 03/15/2011 (b)		1,001,585
1,100,000	6.000%, 05/15/2011 (b)		1,124,885
4,900,000	5.500%, 07/01/2015		4,809,654
26,000,000	4.500%, 08/01/2019		24,570,000
1,300,000	6.500%, 07/01/2035		1,306,906
23,000,000	5.500%, 07/01/2036		22,094,375
	GNMA
1,700,000	6.500%, 07/01/2028		1,721,250
450,000	5.000%, 07/01/2034		425,953
5,400,000	5.500%, 07/01/2034		5,234,625
3,400,000	6.000%, 07/01/2034		3,372,375
	Tennessee Valley Authority
2,450,000	5.880%, 04/01/2036		2,547,615
700,000	5.380%, 04/01/2056		664,223

	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $160,571,936)		158,191,410

	U.S. TREASURY OBLIGATIONS - 14.05%
	U.S. Treasury Bond - 1.69%
1,600,000	4.250%, 08/15/2013 (b)		1,518,501
80,000	4.250%, 11/15/2014 (b)		75,263
560,000	6.250%, 08/15/2023 (b)		617,794
3,259,474	2.380%, 01/15/2025 (b)		3,173,404
1,238,227	2.000%, 01/15/2026		1,134,043
5,020,000	4.500%, 02/15/2036 (b)		4,502,709
			11,021,714
	U.S. Treasury Note - 9.97%
5,960,000	2.500%, 09/30/2006 (b)		5,923,453
1,400,000	2.880%, 11/30/2006 (b)		1,386,876
790,000	3.750%, 03/31/2007 (b)		781,360
5,640,000	4.000%, 08/31/2007 (b)		5,562,230
1,000,000	4.380%, 12/31/2007 (b)		988,399
290,000	3.000%, 02/15/2008 (b)		280,292
700,000	3.380%, 02/15/2008 (b)		680,586
4,470,000	3.750%, 05/15/2008 (b)		4,358,429
800,000	3.130%, 09/15/2008 (b)		766,813
1,800,000	4.500%, 02/15/2009 (b)		1,772,087
1,000,000	4.880%, 05/15/2009 (b)		993,516
13,340,000	3.380%, 10/15/2009 (b)		12,650,082
12,250,000	3.890%, 05/15/2010 (b)		11,726,986
1,900,000	4.250%, 01/15/2011 (b)		1,835,208
1,090,000	4.500%, 02/28/2011 (b)		1,063,176
4,022,875	2.000%, 01/15/2014		3,884,275
21,374	2.000%, 07/15/2014		20,590
52,749	1.630%, 01/15/2015 (b)		49,191
1,680,000	4.130%, 05/15/2015 (b)		1,560,498
2,796,255	1.880%, 07/15/2015 (b)		2,654,149
2,000,000	4.500%, 11/15/2015 (b)		1,905,626
2,385,109	2.000%, 01/15/2016		2,278,433
420,000	4.500%, 02/15/2016 (b)		399,722
1,410,000	5.130%, 05/15/2016 (b)		1,408,789
			64,930,766
	U.S. Treasury Strip - 2.39%
5,600,000	0.000%, 05/15/2020 (b)		2,689,350
3,300,000	0.000%, 11/15/2021 (b)		1,459,537
1,300,000	0.000%, 11/15/2022		545,241
18,840,000	0.000%, 11/15/2024 (b)		7,144,034
3,200,000	0.000%, 02/15/2025 (b)		1,195,344
2,200,000	0.000%, 08/15/2025 (b)		803,336
4,900,000	0.000%, 08/15/2026 (b)		1,700,726
			15,537,568

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $94,010,470)		91,490,048

	SHORT TERM INVESTMENTS - 12.60%
	Foreign Treasury Obligation - 0.30%
2,000,000	Canada T-Bill
	0.000%, 09/20/2006		1,976,458
Shares
	Money Market Funds - 0.22%
1,447,137	Federated Prime Obligations Fund
	4.980%, 01/01/2050		1,447,137
Principal
Amount
	Repurchase Agreements - 12.00%
$ 28,600,000	Countrywide Capital Repurchase Agreement
	5.150%, 07/03/2006		28,600,000
49,500,000	Lehman Brothers Repurchase Agreement
	5.200%, 07/03/2006		49,500,000
			78,100,000
	US Government Agency Issues - 0.08%
500,000	FNMA (e)
	0.000%		493,928

	TOTAL SHORT TERM INVESTMENTS (Cost $82,019,342)		82,017,523

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 27.40%
	COMMERCIAL PAPER - 13.13%
8,420,638	Antalis Funding, 5.33%, 07/07/06 (c) (d)		8,411,927
3,916,576	CCN Independence IV LLC, 5.27%, 04/16/07 (c)		3,916,576
2,937,432	Concord Minutemen Capital Co., 5.1%, 07/05/06 (c)		2,937,432
5,874,864	Duke Funding, 5.12%, 12/06/06 (c)		5,874,864
783,315	Duke Funding, 5.34%, 07/27/06 (c) (d)		779,958
8,224,809	Fenway Funding LLC, 5.35%, 07/05/06 (c) (d)		8,218,698
7,245,665	Laguna Corp., 5.32%, 07/27/06 (c) (d)		7,208,400
4,504,062	Lakeside Funding LLC, 5.17%, 07/10/06 (c)		4,504,062
3,524,918	Mortgage Interest Networking Trust, 5.22%, 07/06/06 (c) (d)		3,514,735
4,895,720	Mortgage Interest Networking Trust, 5.34%, 07/12/06 (c) (d)		4,886,297
3,916,576	Rams Funding LLC, 5.13%, 07/06/06 (c) (d)		3,899,376
3,916,576	Rams Funding LLC, 5.32%, 07/17/06 (c) (d)		3,901,007
1,174,973	Rams Funding LLC, 5.32%, 07/24/06 (c) (d)		1,170,102
4,025,457	Stratford Financial Group, 5.14%, 07/11/06 (c) (d)		4,003,172
5,091,549	Stratford Financial Group, 5.13%, 07/12/06 (c) (d)		5,064,860
1,370,802	Thornburg Mortgage Capital LLC, 5.11%, 07/06/06 (c) (d)		1,364,218
7,441,494	Thornburg Mortgage Capital LLC, 5.14%, 07/07/06 (c) (d)		7,410,802
8,420,638	UBS Finance, 5.27%, 07/03/06 (d)		8,416,940

	TOTAL COMMERCIAL PAPER (Cost $85,483,426)		85,483,426

	CORPORATE BONDS AND NOTES - 0.93%
1,958,288	Bayerische Landesbank, 5.37%, 12/24/15		1,958,288
2,349,945	Metlife Global, 5.44%, 04/28/08		2,349,945
1,762,459	Northlake, 5.33%, 03/06/33 (c)		1,762,459

	TOTAL CORPORATE BONDS AND NOTES (Cost $6,070,692)		6,070,692

	CORPORATE PAYDOWN SECURITIES - 1.11%
1,958,288	Duke Funding, 5.09%, 10/11/06 (c)		1,958,288
5,280,345	Leafs LLC, 5.27%, 04/20/07 (c)		5,280,345

	TOTAL CORPORATE PAYDOWN SECURITIES (Cost $7,238,633)		7,238,633
Shares
	MUTUAL FUNDS - 0.20%
1,069,787	AIM Short Term Liquid Asset Fund		1,069,787
195,829	Merrill Lynch Premier Institutional Fund		195,829

	TOTAL MUTUAL FUNDS (Cost $1,265,616)		1,265,616
Principal Amount
	REPURCHASE AGREEMENTS - 12.03%
$ 9,791,440	Bear Stearns Repurchase Agreement, 5.46%, 07/03/06
	(Collateralized by non-U.S. Government debt securities, value $10,018,457, 5.33% to 7.28%, 11/01/06 to 12/01/07)		9,791,440
39,165,758	Citigroup Global Repurchase Agreement, 5.36%, 07/03/06
	(Collateralized by non-U.S. Government debt securities, value $43,068,629, 4.86% to 7.20%, 10/15/32 to 08/12/39)		39,165,758
1,958,288	CS First Boston Repurchase Agreement, 5.25%, 07/03/06
	(Collateralized by non-U.S. Government debt securities, value $2,047,507, 0.00% to 4.68%, 06/25/36 to 08/13/39)		1,958,288
17,624,591	CS First Boston Repurchase Agreement, 5.25%, 07/03/06
	(Collateralized by Ginnie Mae and Freddie Mac Mortgage Obligations, value $17,936,658, 0.00% to 5.44%, 05/25/17 to 05/25/36)		17,624,591
9,791,440	Morgan Stanley Repurchase Agreement, 4.91%, 04/03/06
	(Collateralized by U.S. Government Agency Issues, value $9,946,668, 4.00% to 6.00%, 02/01/18 to 09/01/35)		9,791,440

	TOTAL REPURCHASE AGREEMENTS (Cost $78,331,517)		78,331,517

	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $178,389,884)		178,389,884

	Total Investments (Cost $927,885,029) - 140.47%		914,680,645
	Liabilities in Excess of Other Assets - (40.47)%		(263,523,644)
	TOTAL NET ASSETS - 100.00%		$651,157,001

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted under Rule 144a of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's
	liquidity guidelines. The market value of these securities total $102,944,164, 15.81% of total net assets.
(d)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2006.
(e)	Assigned as collateral for certain futures and options contracts.
(f)	Defaulted Security.

	The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*:

	Cost of investments	$927,885,029
	Gross unrealized appreciation	1,862,111
	Gross unrealized depreciation	(15,666,078)
	Net unrealized appreciation	($13,803,967)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Options Written
June 30, 2006
AssetMark Core Plus Fixed Income
(Unaudited)

Contracts		Value
	CALL OPTIONS
2	Eurodollar 90 Day Futures
	Expiration: September 2006, Exercise Price: $94.75	$50
30	U.S. Treasury 10 year Note Future
	Expiration: November 2006, Exercise Price: $107.00	10,781
30	U.S. Treasury 10 year Note Future
	Expiration: November 2006, Exercise Price: $108.00	5,625
		16,456
	PUT OPTIONS
30	U.S. Treasury 10 year Note Future
	Expiration: September 2006, Exercise Price: $94.75	4,688
30	U.S. Treasury 10 year Note Future
	Expiration: September 2006, Exercise Price: $94.75	8,438
		13,126
	Total Options Written (Premiums received $29,084)	$29,582

Schedule of Open Forward Currency Contracts
June 30, 2006
AssetMark Core Plus Fixed Income
(Unaudited)

Forward expiration date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)

08/08/06	Australian Dollars	1,419,024	U.S. Dollars	1,054,335	$731
08/11/06	Brazil Real	5,502,602	U.S. Dollars	2,516,589	(15,586)
09/11/06	Brazil Real	4,744,380	U.S. Dollars	2,047,021	(120,263)
08/08/06	Canadian Dollars	1,093,926	U.S. Dollars	965,189	(16,246)
07/28/06	European Monetary Unit	1,107,994	U.S. Dollars	1,395,352	(24,611)
07/12/06	Mexican Pesos	47,578,360	U.S. Dollars	4,254,906	61,362
					$(114,613)

Schedule of Open Futures Contracts
June 30, 2006
AssetMark Core Plus Fixed Income
(Unaudited)

Description		Number of Contracts Purchased (Sold)	Contract Value	Settlement Month	Unrealized Appreciation (Depreciation)

Eurodollar 90 Day Futures		8	756	Mar-07	$(13,740)
Eurodollar 90 Day Futures		8	756	Jun-07	(12,515)
Eurodollar 90 Day Futures		78	7,365	Sep-06	(13,017)
Eurodollar 90 Day Futures		8	756	Sep-07	(11,202)
Eurodollar 90 Day Futures		5	472	Dec-06	(9,025)
U.S. Treasury 5 year Note Futures		311	32,160	Sep-06	(134,206)
U.S. Treasury 2 year Note Futures		372	37,717	Sep-06	(273,769)
U.S. Treasury 10 year Note Futures		52	5,453	Sep-06	585
U.S. Treasury Long Bond Futures		29	3,093	Sep-06	(20,098)
					$(486,987)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AssetMark Funds

By (Signature and Title /s/ Ronald D. Cordes
Ronald D. Cordes, President

Date   8/28/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald D. Cordes
Ronald D. Cordes,
President (Principal Executive Officer)

Date   8/28/06

By (Signature and Title) /s/ Carrie E. Hansen
Carrie E. Hansen,
Treasurer (Principal Financial Officer)

Date   8/28/06